UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2010 (Unaudited)
		Shares	Fair Value
COMMON STOCKS - 58.36%
Auto Components - 0.03%
Minth Group, Ltd. (b)		380,000	$ 453,839
Automobiles - 0.64%
BYD Co., Ltd. (b)		1,126,000	8,430,287
Beverages - 0.61%
Coca Cola Femsa SAB De CV - ADR		43,062	2,695,251
Fomento Economico Mexicano SAB De CV - ADR		124,462	5,370,535
			8,065,786
Chemicals - 1.18%
China BlueChemical Ltd. (b)		4,268,000	2,389,716
Olin Corp.		250,924	4,539,215
Sherwin Williams Co.		123,962	8,576,931
			15,505,862
Commercial Banks - 1.45%
Canadian Imperial Bank of Commerce (b)		209,129	13,014,098
International Bancshares Corp.		122,614	2,046,428
Popular, Inc. (a)(b)		1,468,506	3,935,596
			18,996,122
Construction Materials - 0.07%
Semen Gresik Persero Tbk PT (b)		893,000	861,969
Distributors - 0.11%
Jardine Cycle & Carriage, Ltd. (b)		66,000	1,414,993
Diversified Consumer Services - 0.10%
New Oriental Education & Technology Group, Inc. - ADR (a)		13,716	1,278,194
Diversified Financial Services - 0.06%
Bursa Malaysia BHD (b)		380,700	827,839
Diversified Telecommunication Services - 0.66%
China Communication Services Corp., Ltd. (b)		5,618,000	2,741,579
China Unicom, Ltd. (b)		2,657,000	3,596,396
Telekomunikasi Indonesia Tbk PT - ADR		67,539	2,311,860
			8,649,835
Electronic Equipment, Instruments & Components - 2.60%
Arrow Electronics, Inc. (a)		137,610	3,075,583
Avnet, Inc. (a)		136,191	3,283,565
Benchmark Electronics, Inc. (a)		104,648	1,658,671
Flextronics International, Ltd. (a)		969,959	5,431,770
Molex, Inc.		296,045	5,399,861
Plexus Corp. (a)		74,444	1,990,633
Sanmina-SCI Corp. (a)		349,364	4,754,844
Tyco Electronics, Ltd. (b)		337,423	8,563,796
			34,158,723
Energy Equipment & Services - 1.00%
McDermott International, Inc. (a)(b)		607,462	13,157,627

Food & Staples Retailing - 0.12%
CP ALL PCL (a)(b)		1,756,100	1,558,749
Food Products - 1.04%
Chaoda Modern Agriculture Holdings, Ltd. (b)		4,097,000	4,051,278
China Green Holdings, Ltd. (b)		1,824,000	1,845,808
Golden Agri-Resources, Ltd. (b)		13,451,000	5,094,712
Lotte Confectionery Co., Ltd. (b)		1,253	1,307,382
Wilmar International, Ltd. (b)		310,000	1,280,497
			13,579,677
Health Care Equipment & Supplies - 0.67%
Mindray Medical International, Ltd. - ADR		103,360	3,247,571
Shandong Weigao Group Medical Polymer Ltd. (b)		704,000	3,091,962
Supermax Corp. BHD (b)		865,250	1,560,791
Top Glove Corp BHD (b)		213,600	905,202
			8,805,526
Health Care Providers & Services - 4.77%
Aetna, Inc.		348,567	9,195,197
CIGNA Corporation		664,506	20,639,556
Coventry Health Care, Inc. (a)		1,065,900	18,845,112
Humana, Inc. (a)		201,725	9,212,781
Magellan Health Services, Inc. (a)		89,109	3,236,439
Molina Healthcare, Inc. (a)		49,747	1,432,714
			62,561,799
Hotels, Restaurants & Leisure - 0.11%
Ctrip.com International, Ltd. - ADR (a)		27,472	1,031,848
REXLot Holdings, Ltd. (b)		4,850,000	448,446
			1,480,294
Household Durables - 4.68%
Garmin, Ltd. (b)		106,471	3,106,824
Harman International Industries, Inc. (a)		178,154	5,325,023
LG Electronics, Inc. (b)		13,989	1,076,108
Panasonic Corp. - ADR		876,593	10,983,710
Sharp Corp. (b)		907,000	9,704,485
Sony Corp. - ADR		763,113	20,359,855
Whirlpool Corp.		104,229	9,153,391
Woongjin Coway Co., Ltd. (b)		50,170	1,687,435
			61,396,831
Industrial Conglomerates - 5.21%
3M Co.		111,204	8,784,004
Carlisle Companies, Inc.		264,552	9,558,264
General Electric Co.		1,271,374	18,333,213
Koninklijke Philips Electronics N.V. - NYS		338,036	10,086,994
Siemens AG - ADR		89,831	8,042,569
Tyco International, Ltd. (b)		383,795	13,521,098
			68,326,142
Insurance - 0.36%
China Life Insurance Co., Ltd. (b)		1,055,000	4,694,519
Internet Software & Services - 0.72%
Baidu, Inc. - ADR (a)		126,180	8,590,334
Tencent Holdings, Ltd. (b)		47,500	796,049
			9,386,383
IT Services - 1.99%
Fidelity National Information Services, Inc.		452,056	12,124,142
Genpact, Ltd. (a)(b)		114,995	1,785,872
International Business Machines Corporation		64,694	7,988,415
Sapient Corp.		418,994	4,248,599
			26,147,028
Leisure Equipment & Products - 0.27%
Polaris Industries Inc.		65,075	3,554,397
Machinery - 1.12%
Cummins, Inc.		48,780	3,177,041
United Tractors Tbk PT (b)		2,664,000	5,510,204
Weichai Power Co., Ltd. (b)		917,000	5,982,304
			14,669,549
Marine - 0.23%
China Shipping Development Co., Ltd. (b)		2,406,000	3,074,356
Media - 4.26%
BEC World PCL (b)		2,242,200	1,903,689
Cheil Worldwide Inc. (b)		126,700	1,332,358
Comcast Corp. - Class A		559,122	9,711,949
Directv - Class A (a)		278,798	9,456,828
DISH Network Corp. - Class A		466,121	8,460,096
Grupo Televisa SA - ADR		253,667	4,416,343
Scripps Networks Interactive Inc. - Class A		222,417	8,972,302
Time Warner Cable, Inc.		222,397	11,582,436
			55,836,001
Multiline Retail - 0.37%
Golden Eagle Retail Group, Ltd. (b)		1,433,000	3,018,043
New World Department Store China Ltd. (b)		1,068,000	973,789
Parkson Holdings BHD (b)		498,200	838,669
			4,830,501
Oil, Gas & Consumable Fuels - 1.14%
Banpu PLC (b)		462,500	8,653,134
Occidental Petroleum Corp.		82,494	6,364,412
			15,017,546
Paper & Forest Products - 2.98%
Domtar Corp. (a)		163,853	8,053,375
Fibria Celulose S.A. - ADR (a)		598,189	8,853,197
International Paper Co.		536,891	12,149,843
MeadWestvaco Corporation		282,429	6,269,924
Schweitzer-Mauduit International, Inc.		74,211	3,743,945
			39,070,284
Pharmaceuticals - 0.68%
China Pharmaceutical Group, Ltd. (b)		1,034,000	625,427
Endo Pharmaceuticals Holdings, Inc. (a)		144,927	3,162,307
Pfizer, Inc.		357,242	5,094,271
			8,882,005
Real Estate Investment Trusts (REITs) - 5.53%
Entertainment Properties Trust		142,234	5,414,848
HRPT Properties Trust		558,715	3,469,620
Lexington Realty Trust		414,480	2,491,025
National Retail Properties, Inc.		187,416	4,018,199
Nationwide Health Properties, Inc.		459,324	16,430,019
Omega Healthcare Investors, Inc.		818,742	16,317,528
Realty Income Corp.		238,329	7,228,519
Senior Housing Properties Trust		660,761	13,287,904
Washington Real Estate Investment Trust		141,231	3,896,563
			72,554,225

Real Estate Management & Development - 0.05%
New World Development, Ltd. (b)		367,000	602,327
Semiconductors & Semiconductor Equipment - 6.88%
Altera Corp.		448,559	11,128,749
Analog Devices, Inc.		397,257	11,067,580
Applied Micro Circuits Corp. (a)		401,270	4,205,310
Atheros Communications, Inc. (a)		248,360	6,839,834
Broadcom Corp. - Class A		229,551	7,568,296
Cirrus Logic, Inc. (a)		194,622	3,076,974
Intel Corp.		625,120	12,158,584
LSI Corp. (a)		938,941	4,319,128
Micrel, Inc.		289,926	2,951,447
ON Semiconductor Corp. (a)		852,991	5,442,082
RF Micro Devices, Inc. (a)		1,615,325	6,315,921
Samsung Electronics Co., Ltd. - GDR (Acquired 01/25/2010 through 02/03/2010, Cost $13,920,256) (a)(e)		38,228	12,106,922
Transcend Information, Inc. (b)		414,000	1,102,918
Volterra Semiconductor Corp. (a)		86,677	1,998,772
			90,282,517
Software - 0.12%
Longtop Financial Technologies, Ltd. - ADR (a)		26,892	871,301
Shanda Interactive Entertainment, Ltd. - ADR (a)		18,840	747,383
			1,618,684
Specialty Retail - 3.81%
Best Buy, Inc.		587,248	19,884,218
Hhgregg, Inc. (a)		113,538	2,647,706
Home Depot, Inc.		497,051	13,952,221
Lowe's Cos, Inc.		519,499	10,608,170
Radioshack Corp.		146,600	2,860,166
			49,952,481
Textiles, Apparel & Luxury Goods - 0.67%
361 Degrees International, Ltd. (b)		1,651,000	1,187,327
Fossil, Inc. (a)		54,519	1,891,809
Li Ning Co., Ltd. (b)		1,723,000	5,708,742
			8,787,878
Tobacco - 0.50%
Phillip Morris International, Inc.		142,537	6,533,896
Transportation Infrastructure - 0.50%
Grupo Aeroportuario del Sureste SAB de CV - ADR		25,231	1,149,020
Jasa Marga PT (b)		7,266,000	1,623,127
Zhejiang Expressway Co., Ltd. (b)		4,140,000	3,838,601
			6,610,748
Water Utilities - 0.23%
Guangdong Investment, Ltd. (b)		6,492,000	3,076,382
Wireless Telecommunication Services - 0.84%
America Movil SAB de CV - ADR		216,506	10,284,035
Globe Telecom, Inc. (b)		34,830	672,481
			10,956,516

TOTAL COMMON STOCKS (Cost $770,670,455)			765,648,317

INVESTMENT COMPANIES - 13.49%
Exchange Traded Funds - 9.08%
iShares FTSE/Xinhua China 25 Index Fund		698,022	27,313,601
iShares iBoxx Investment Grade Corporate Bond Fund		265,290	28,773,353
iShares MSCI Brazil Index Fund		82,418	5,106,619
iShares MSCI Emerging Markets Index Fund		152,785	5,701,936
iShares MSCI Malaysia Index Fund		339,034	3,878,549
iShares MSCI South Africa Fund		40,815	2,148,910
iShares MSCI South Korea Index Fund		142,797	6,384,454
iShares MSCI Taiwan Index Fund		177,182	1,984,438
iShares S&P Latin America 40 Index Fund		218,009	9,029,933
Market Vectors - Russia ETF (d)		461,466	12,944,121
SPDR S&P Emerging Middle East & Africa ETF (d)		20,150	1,168,096
Vanguard Emerging Markets ETF		385,450	14,643,246
			119,077,256

Mutual Funds - 4.41%
Central Europe & Russia Fund, Inc.		44,817	1,413,080
Fidelity China Region Fund		520,917	13,422,101
ING Russia Fund - Class A (a)(d)		217,947	6,528,155
Matthews China Fund		614,882	15,181,370
Matthews India Fund		378,754	6,883,922
Matthews Korea Fund (d)		844,606	3,473,033
US Global Investors Funds: Eastern European Fund (a)(d)		1,335,643	11,032,411
			57,934,072

TOTAL INVESTMENT COMPANIES (Cost $143,993,635)			177,011,328

EXCHANGE TRADED NOTES - 0.53%
iPath MSCI India Index ETN (a)		108,624	6,951,936
TOTAL EXCHANGE TRADED NOTES (Cost $6,890,685)			6,951,936

		Troy Ounces
PRECIOUS METALS - 3.02%
Gold Bullion (a)(f)		25,028	31,124,320
Silver (a)(f)		458,000	8,560,020
TOTAL PRECIOUS METALS (Cost $28,159,908)			39,684,340

		Principal Amount
FOREIGN GOVERNMENT BONDS - 3.18%
Republic of Brazil
12.500%, 01/05/2022 (b)	BRL	66,505,000	41,726,821
TOTAL FOREIGN GOVERNMENT BONDS (Cost $33,561,574)			41,726,821

		Shares
SHORT-TERM INVESTMENTS - 8.41%
Money Market Funds - 8.41%
Fidelity Institutional Money Market Fund - Government Portfolio
0.04%, (c)		110,414,412	110,414,412
TOTAL SHORT-TERM INVESTMENTS (Cost $110,414,412 )			110,414,412

Total Investments (Cost $1,093,690,669) - 86.99%			1,141,437,154
Other Assets in Excess of Liabilities - 13.01% (g)			170,679,525
TOTAL NET ASSETS - 100.00%			$ 1,312,116,679

ADR	American Depository Receipt
BRL	Brazilian Real
GDR	Global Depository Receipt
NYS	New York Registered Shares

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2010.
(d)	A portion of this security is considered illiquid. The market value of these securities total $35,145,816, which represents 2.68% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2010, the market value of these securities total $ 12,106,922 which represents 0.92% of total net assets.
(f)	The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core Investment, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Core Investment Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.88%
Biotechnology - 0.06%
Onyx Pharmaceuticals, Inc.	7,339	$ 158,449
Vertex Pharmaceuticals, Inc.	17,900	588,910
		747,359
Capital Markets - 0.21%
Greenhill & Co., Inc.	6,187	378,211
MF Global Holdings Ltd	59,032	337,073
optionsXpress Holdings, Inc.	34,810	547,909
Stifel Financial Corp.	11,919	517,166
TD Ameritrade Holding Corp.	33,803	517,186
The Charles Schwab Corp.	32,388	459,262
		2,756,807
Chemicals - 0.10%
Intrepid Potash, Inc.	19,905	389,541
Monsanto Co.	8,574	396,290
Sociedad Quimica y Minera de Chile SA - ADR	15,684	511,455
		1,297,286
Commercial Banks - 0.17%
Associated Banc-Corp.	24,488	300,223
First Horizon National Corp.	38,514	440,990
Old National Bancorp	49,451	512,312
Westamerica Bancorporation	11,439	600,776
Wilmington Trust Corp.	35,781	396,811
		2,251,112
Commercial Services & Supplies - 0.14%
Covanta Holding Corp.	39,451	654,492
Republic Services, Inc.	21,140	628,492
Waste Management, Inc.	17,435	545,541
		1,828,525
Construction & Engineering - 0.12%
Foster Wheeler AG (a)	26,080	549,245
Granite Construction, Inc.	18,250	430,335
URS Corp.	13,370	526,109
		1,505,689
Construction Materials - 0.13%
Eagle Materials, Inc.	20,133	522,048
Martin Marietta Materials, Inc.	7,159	607,155
Vulcan Materials Co.	11,883	520,832
		1,650,035
Diversified Financial Services - 0.09%
Bank of America Corp.	40,889	587,575
IntercontinentalExchange, Inc.	5,564	628,899
		1,216,474
Electric Utilities - 0.03%
Korea Electric Power Corp. - ADR	34,762	447,735
Energy Equipment & Services - 0.07%
Key Energy Services, Inc.	53,384	490,065
Weatherford International Ltd. (a)	33,803	444,171
		934,236
Health Care Equipment & Supplies - 0.04%
Alere, Inc.	17,231	459,378
Health Care Technology - 0.04%
Quality Systems, Inc.	8,945	518,721
Hotels, Restaurants & Leisure - 0.04%
Marriott International Inc. - Class A	16,284	487,543
Household Durables - 0.12%
KB Home	30,002	330,022
MDC Holdings, Inc.	14,125	380,669
Ryland Group, Inc.	25,589	404,818
Toll Brothers, Inc.	29,186	477,483
		1,592,992
Independent Power Producers & Energy Traders - 0.04%
Calpine Corp.	42,340	538,565
Internet Software & Services - 0.18%
Equinix, Inc.	5,372	436,314
GSI Commerce, Inc.	18,346	528,365
IAC/InterActiveCorp	25,553	561,399
Monster Worldwide, Inc.	30,589	356,362
Rackspace Hosting, Inc.	31,405	575,968
		2,458,408
Leisure Equipment & Products - 0.05%
Pool Corp.	27,567	604,268
Media - 0.07%
Lamar Advertising Co. - Class A	17,015	417,208
Thomson Reuters Corp. (a)	14,629	524,157
		941,365
Metals & Mining - 0.14%
Harmony Gold Mining Co., Ltd. - ADR	63,624	672,506
Royal Gold, Inc.	11,739	563,472
Silver Standard Resources, Inc. (a)	34,954	623,929
		1,859,907
Oil, Gas & Consumable Fuels - 0.29%
Bill Barrett Corp.	18,751	576,968
Consol Energy, Inc.	17,457	589,348
Holly Corp.	19,306	513,154
Petrohawk Energy Corp.	28,623	485,732
Range Resources Corp.	11,691	469,394
Tesoro Corp.	49,715	580,174
Valero Energy Corp.	30,409	546,754
		3,761,524
Professional Services - 0.08%
Robert Half International, Inc.	23,936	563,693
Towers Watson & Co. - Class A	12,914	501,709
		1,065,402
Real Estate Investment Trusts (REITs) - 0.13%
American Campus Communities, Inc.	18,670	509,504
Corporate Office Properties Trust SBI MD	17,267	652,002
EastGroup Properties, Inc.	15,181	540,140
		1,701,646
Road & Rail - 0.04%
Knight Transportation, Inc.	27,148	549,476
Semiconductors & Semiconductor Equipment - 0.05%
Formfactor, Inc.	26,884	290,347
MEMC Electronic Materials, Inc.	34,762	343,449
		633,796
Software - 0.20%
Adobe Systems, Inc.	19,761	522,283
Concur Technologies, Inc.	14,197	605,928
Electronic Arts, Inc.	32,568	468,979
Nuance Communications, Inc.	38,774	579,671
SolarWinds, Inc.	30,002	481,232
		2,658,093
Thrifts & Mortgage Finance - 0.08%
People's United Financial, Inc.	43,072	581,472
TFS Financial Corp.	41,969	520,835
		1,102,307
Wireless Telecommunication Services - 0.17%
American Tower Corp. - Class A	15,277	679,827
Crown Castle International Corp.	15,828	589,751
Leap Wireless International, Inc.	28,575	370,903
SBA Communications Corp. - Class A	18,250	620,683
		2,261,164

TOTAL COMMON STOCKS (Proceeds $38,713,909)		37,829,813

INVESTMENT COMPANIES - 1.20%
Exchange Traded Funds - 1.20%
Powershares QQQ	16,919	722,610
SPDR Dow Jones Industrial Average ETF Trust	4,820	471,059
SPDR S&P 500 ETF Trust	140,521	14,504,578
		15,698,247

TOTAL INVESTMENT COMPANIES (Proceeds $15,984,659)		15,698,247

UNITED STATES TREASURY OBLIGATIONS - 2.07%
United States Treasury Bond - 1.09%
3.375%, 11/15/2019	13,783,000	14,275,094
United States Treasury Strip Principal - 0.98%
4.250%, 05/15/2039	42,000,000	12,898,410

TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $24,789,212 )		27,173,504

Total Securities Sold Short (Proceeds $79,487,780) - 6.15%		$ 80,701,564

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Leuthold Core Investment
Cost of investments	$ 1,100,286,903
Gross unrealized appreciation	109,119,446
Gross unrealized depreciation	(67,969,195)
Net unrealized appreciation	$ 41,150,251

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Investment at Fair Value	Level 1	Level 2		Level 3	Total
	Common Stocks	$ 753,541,395	$ 12,106,922	(1)	$ -	$ 765,648,317
	Exchange Traded Funds	119,077,256	-		-	119,077,256
	Mutual Funds	1,413,080	56,520,992		-	57,934,072
	Exchange Traded Notes	6,951,936	-		-	6,951,936
	Precious Metals	-	39,684,340		-	39,684,340
	Foreign Government Bonds	-	41,726,821		-	41,726,821
	Money Market Funds	110,414,412	-		-	110,414,412

	Total Investments in Securities	$ 991,398,079	$ 150,039,075		$ -	$ 1,141,437,154

	Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
	Common Stocks	$ 37,829,813	$ -		$ -	$ 37,829,813
	Exchange Traded Funds	15,698,247	-		-	15,698,247
	Unites States Treasury Obligations	-	27,173,504		-	27,173,504

	Total Securities Sold Short	$ 53,528,060	$ 27,173,504		$ -	$ 80,701,564

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Semiconductors &
	Semiconductor Equipment industry.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
June 30, 2010 (Unaudited)
		Shares	Fair Value
COMMON STOCKS - 59.49%
Aerospace & Defense - 0.48%
Lockheed Martin Corp.		40,258	$ 2,999,221
Northrop Grumman Corp.		25,659	1,396,876
Raytheon Co.		29,561	1,430,457
			5,826,554
Auto Components - 0.03%
Minth Group, Ltd. (a)		332,000	396,512
Automobiles - 0.60%
BYD Co., Ltd. (a)		981,000	7,344,682
Beverages - 0.43%
Coca-Cola Femsa SAB De CV - ADR		84,832	5,309,635
Building Products - 0.43%
Owens Corning (b)		176,172	5,269,304
Chemicals - 2.99%
Cabot Corp.		183,803	4,431,490
Celanese Corp.		186,945	4,656,800
China BlueChemical, Ltd. (a)		3,718,000	2,081,763
Lubrizol Corp.		129,762	10,421,186
NewMarket Corp.		73,835	6,447,272
Olin Corp.		331,529	5,997,360
RPM International, Inc.		137,285	2,449,165
			36,485,036
Commercial Banks - 1.06%
Bank of Montreal (a)		138,004	7,490,857
Canadian Imperial Bank of Commerce (a)		88,165	5,486,508
			12,977,365
Commercial Services & Supplies - 0.10%
RR Donnelley & Sons Co.		71,767	1,174,826
Computers & Peripherals - 1.68%
Lexmark International, Inc. - Class A (b)		172,806	5,707,782
SanDisk Corp. (b)		141,387	5,948,151
Seagate Technology (a)(b)		318,906	4,158,534
Western Digital Corp. (b)		157,097	4,738,046
			20,552,513
Construction Materials - 0.06%
Semen Gresik Persero Tbk PT (a)		778,000	750,965
Containers & Packaging - 0.14%
Packaging Corp. of America		78,546	1,729,583
Distributors - 0.11%
Jardine Cycle & Carriage, Ltd. (a)		62,000	1,329,236
Diversified Consumer Services - 0.49%
Career Education Corp. (b)		210,509	4,845,917
New Oriental Education & Technology Group - ADR (b)		12,681	1,181,743
			6,027,660
Diversified Financial Services - 0.06%
Bursa Malaysia BHD (a)		353,400	768,474
Diversified Telecommunication Services - 0.20%
China Communication Services Corp., Ltd. (a)		4,894,000	2,388,267
Electric Utilities - 0.42%
American Electric Power Co., Inc.		101,117	3,266,079
Cleco Corp.		69,078	1,824,350
			5,090,429
Electronic Equipment, Instruments & Components - 0.85%
Arrow Electronics, Inc. (b)		114,674	2,562,964
Avnet, Inc. (b)		107,964	2,603,012
Tyco Electronics, Ltd. (a)		203,428	5,163,003
			10,328,979
Food & Staples Retailing - 0.69%
CP ALL PCL (a)(b)		1,630,300	1,447,086
Safeway, Inc.		356,416	7,007,139
			8,454,225
Food Products - 2.57%
Chaoda Modern Agriculture Holdings, Ltd. (a)		3,569,000	3,529,171
China Green Holdings, Ltd. (a)		1,590,000	1,609,010
Golden Agri-Resources, Ltd. (a)		11,716,000	4,437,562
Kraft Foods, Inc.		166,086	4,650,408
Lotte Confectionery Co., Ltd. (a)		1,077	1,123,743
Sara Lee Corp.		685,890	9,671,049
Tyson Foods, Inc.		320,477	5,252,618
Wilmar International, Ltd. (a)		288,000	1,189,623
			31,463,184
Health Care Equipment & Services - 0.45%
Sirona Dental Systems, Inc. (b)		158,668	5,527,993
Health Care Equipment & Supplies - 0.65%
Mindray Medical International, Ltd. - ADR		95,558	3,002,433
Shandong Weigao Group Medical Polymer Co., Ltd. (a)		612,000	2,687,899
Supermax Corp. Bhd (a)		803,250	1,448,951
Top Glove Corp. Bhd (a)		198,300	840,363
			7,979,646
Health Care Providers & Services - 2.42%
Amedisys, Inc. (b)		98,971	4,351,755
AmerisourceBergen Corp.		178,405	5,664,359
Coventry Health Care, Inc. (b)		64,192	1,134,914
Healthspring, Inc. (b)		323,619	5,019,331
Humana, Inc. (b)		153,955	7,031,125
McKesson Corp.		94,258	6,330,367
			29,531,851
Hotels, Restaurants & Leisure - 1.15%
Cracker Barrel Old Country Store, Inc.		142,019	6,612,404
Ctrip.com International, Ltd. - ADR (b)		25,398	953,949
REXLot Holdings, Ltd. (a)		4,250,000	392,968
Starbucks Corp.		249,784	6,069,751
			14,029,072
Household Durables - 1.74%
Garmin, Ltd. (a)		185,374	5,409,213
LG Electronics, Inc. (a)		12,987	999,029
Tempur-Pedic International, Inc. (b)		221,506	6,811,309
Whirlpool Corp.		74,380	6,532,052
Woongjin Coway Co., Ltd. (a)		46,570	1,566,352
			21,317,955
Household Products - 0.62%
Energizer Holdings, Inc. (b)		55,725	2,801,853
Kimberly-Clark Corp.		78,869	4,781,827
			7,583,680
Industrial Conglomerates - 1.75%
3M Co.		24,011	1,896,629
General Electric Co.		436,471	6,293,912
Koninklijke Philips Electronics N.V. - NYS		209,468	6,250,525
Tyco International, Ltd. (a)		196,933	6,937,949
			21,379,015
Insurance - 1.35%
China Life Insurance Co., Ltd. (a)		919,000	4,089,349
CNO Financial Group, Inc. (b)		983,425	4,867,954
Prudential Financial, Inc.		103,684	5,563,683
Unitrin, Inc.		76,311	1,953,562
			16,474,548
Internet Software & Services - 0.71%
Baidu, Inc. - ADR (b)		116,650	7,941,532
Tencent Holdings, Ltd. (a)		41,500	695,495
			8,637,027
IT Services - 0.36%
Lender Processing Services, Inc.		139,816	4,377,639
Leisure Equipment & Products - 0.53%
Hasbro, Inc.		158,668	6,521,255
Machinery - 2.50%
Caterpillar, Inc.		119,637	7,186,595
Cummins, Inc.		77,749	5,063,792
Eaton Corp.		30,720	2,010,317
Joy Global, Inc.		64,458	3,228,701
Snap-On, Inc.		76,084	3,112,597
United Tractors Tbk PT (a)		2,320,500	4,799,710
Weichai Power Co., Ltd. (a)		799,000	5,212,498
			30,614,210
Marine - 0.22%
China Shipping Development Co., Ltd. (a)		2,096,000	2,678,242
Media - 0.74%
BEC World PCL (a)		1,953,100	1,658,235
Cheil Worldwide, Inc. (a)		117,625	1,236,927
Viacom, Inc. - Class B (b)		194,800	6,110,876
			9,006,038
Metals & Mining - 1.78%
Allegheny Technologies, Inc.		135,921	6,006,349
BHP Billiton, Ltd. - ADR		25,223	1,563,574
Cia Siderugica Nacional SA - ADR		258,285	3,794,207
Freeport-McMoran Copper & Gold, Inc.		87,974	5,201,903
Teck Resources, Ltd. (a)		88,961	2,631,466
Vale SA - ADR		103,684	2,524,705
			21,722,204
Multiline Retail - 1.30%
Golden Eagle Retail Group, Ltd. (a)		1,248,000	2,628,414
Macy's, Inc.		322,174	5,766,915
New World Department Store China, Ltd. (a)		930,000	847,963
Nordstrom, Inc.		183,905	5,919,902
Parkson Holdings Bhd (a)		462,500	778,571
			15,941,765
Multi-Utilities - 1.03%
Alliant Energy Corp.		97,086	3,081,510
Dominion Resources, Inc.		139,027	5,385,906
DTE Energy Co.		34,210	1,560,318
TECO Energy, Inc.		165,945	2,500,791
			12,528,525
Oil, Gas & Consumable Fuels - 3.04%
Banpu PLC (a)		402,900	7,538,049
BP PLC - ADR		120,964	3,493,440
Chevron Corp.		175,014	11,876,450
Occidental Petroleum Corp.		107,707	8,309,595
Williams Partners LP		136,494	5,953,868
			37,171,402
Paper & Forest Products - 0.33%
Domtar Corp. (b)		83,261	4,092,278
Personal Products - 0.64%
Herbalife, Ltd. (a)		169,664	7,813,027
Pharmaceuticals - 4.82%
Bristol-Myers Squibb Co.		419,337	10,458,265
China Pharmaceutical Group, Ltd. (a)		904,000	546,795
Eli Lilly & Co.		191,441	6,413,273
Johnson & Johnson		81,409	4,808,016
Medicis Pharmaceutical Corp. - Class A		235,645	5,155,913
Merck & Co., Inc.		287,781	10,063,702
Novartis AG - ADR		193,348	9,342,575
Sanofi-Aventis SA - ADR		163,380	4,911,203
Valeant Pharmaceuticals International (b)		138,245	7,228,831
			58,928,573
Real Estate Investment Trusts (REITs) - 7.22%
Entertainment Properties Trust		128,819	4,904,139
HCP, Inc.		255,098	8,226,910
Health Care REIT, Inc.		37,341	1,572,803
HRPT Properties Trust		502,709	3,121,823
Lexington Realty Trust		373,890	2,247,079
National Retail Properties, Inc.		238,697	5,117,664
Nationwide Health Properties, Inc.		531,821	19,023,237
Omega Healthcare Investors, Inc.		713,219	14,214,455
Realty Income Corp.		215,222	6,527,683
Senior Housing Properties Trust		578,116	11,625,913
Ventas, Inc.		174,399	8,188,033
Washington Real Estate Investment Trust		127,248	3,510,772
			88,280,511
Real Estate Management & Development - 0.04%
New World Development, Ltd. (a)		320,000	525,190
Semiconductors & Semiconductor Equipment - 2.48%
Altera Corp.		229,361	5,690,446
Intel Corp.		309,942	6,028,372
Marvell Technology Group, Ltd. (a)(b)		300,055	4,728,867
NVIDIA Corp. (b)		439,871	4,491,083
Teradyne, Inc. (b)		516,848	5,039,268
Texas Instruments, Inc.		140,390	3,268,279
Transcend Information, Inc. (a)		384,000	1,022,996
			30,269,311
Software - 0.35%
Longtop Financial Technologies, Ltd. - ADR (b)		24,862	805,529
Microsoft Corp.		119,599	2,751,973
Shanda Interactive Entertainment, Ltd. - ADR (b)		17,418	690,972
			4,248,474
Specialty Retail - 1.97%
Bed Bath & Beyond, Inc. (b)		141,387	5,242,630
Foot Locker, Inc.		459,459	5,798,372
JOS A Bank Clothiers, Inc. (b)		105,094	5,674,025
Limited Brands, Inc.		335,695	7,408,789
			24,123,816
Textiles, Apparel & Luxury Goods - 2.98%
361 Degrees International, Ltd. (a)		1,443,000	1,037,743
Carter's, Inc. (b)		196,371	5,154,739
Coach, Inc.		161,810	5,914,155
Deckers Outdoor Corp. (b)		59,697	8,528,910
Li Ning Co., Ltd. (a)		1,501,000	4,973,199
Skechers U.S.A., Inc. (b)		166,522	6,081,383
Warnaco Group, Inc. (b)		130,390	4,712,295
			36,402,424
Tobacco - 2.00%
Altria Group, Inc.		352,465	7,063,399
British American Tobacco PLC - ADR		50,577	3,201,524
Lorillard, Inc.		134,357	9,671,017
Reynolds American, Inc.		86,310	4,498,477
			24,434,417
Transportation Infrastructure - 0.39%
Jasa Marga PT (a)		6,329,000	1,413,814
Zhejiang Expressway Co., Ltd. (a)		3,606,000	3,343,477
			4,757,291
Water Utilities - 0.22%
Guangdong Investment Ltd. (a)		5,654,000	2,679,277
Wireless Telecommunication Services - 0.32%
China Unicom Ltd. (a)		2,314,000	3,132,127
Globe Telecom, Inc. (a)		37,220	718,626
			3,850,753
TOTAL COMMON STOCKS (Cost $688,348,808)			727,094,838

INVESTMENT COMPANIES - 12.87%
Exchange Traded Funds - 8.64%
iShares FTSE/Xinhua China 25 Index Fund		540,560	21,152,113
iShares iBoxx Investment Grade Corporate Bond Fund		246,537	26,739,403
iShares MSCI Brazil Index Fund		76,196	4,721,104
iShares MSCI Emerging Markets Index Fund		298,382	11,135,616
iShares MSCI Malaysia Index Fund		351,318	4,019,078
iShares MSCI Singapore Index Fund		334,919	3,764,490
iShares MSCI South Africa Index Fund		39,784	2,094,628
iShares MSCI South Korea Index Fund		180,364	8,064,074
iShares MSCI Taiwan Index Fund		183,501	2,055,211
iShares S&P Latin America 40 Index Fund		201,552	8,348,284
Market Vectors - Russia ETF (d)		426,631	11,967,000
SPDR S&P Emerging Middle East & Africa ETF (d)		27,450	1,591,276
			105,652,277
Mutual Funds - 4.23%
Central Europe & Russia Fund, Inc.		37,882	1,194,419
Fidelity China Region Fund		492,168	12,681,334
ING Russia Fund - Class A (b)(d)		213,492	6,394,710
Matthews China Fund		606,999	14,986,746
Matthews India Fund		338,696	6,155,863
US Global Investors Funds - Eastern European Fund (b)(d)		1,239,125	10,235,172
			51,648,244
TOTAL INVESTMENT COMPANIES (Cost $141,663,696)			157,300,521

EXCHANGE TRADED NOTES - 0.53%
iPath MSCI India Index ETN (b)		100,424	6,427,136
TOTAL EXCHANGE TRADED NOTES (Cost $6,370,219)			6,427,136

		Troy Ounces
PRECIOUS METALS - 3.24%
Gold Bullion (b)(f)		24,994	31,082,038
Silver (b)(f)		457,000	8,541,330
TOTAL PRECIOUS METALS (Cost $28,043,904)			39,623,368

		Principal Amount
FOREIGN GOVERNMENT BONDS - 3.18%
Republic of Brazil
12.500%, 01/05/2022 (a)
	BRL	61,907,000	38,841,927
TOTAL FOREIGN GOVERNMENT BONDS (Cost $27,638,200)			38,841,927

		Shares
SHORT-TERM INVESTMENTS - 7.95%
Money Market Funds - 7.95%
Fidelity Institutional Money Market Fund - Government Portfolio
0.04% (c)		97,187,657	97,187,657
TOTAL SHORT-TERM INVESTMENTS (Cost $97,187,657)			97,187,657

Total Investments (Cost $989,252,484) - 87.26%			1,066,475,447
Other Assets in Excess of Liabilities - 12.74% (e)			155,664,255
TOTAL NET ASSETS - 100.00%			$ 1,222,139,702

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
BRL Brazilian Real
NYS New York Registered Shares
(a) Foreign issued security.
(b) Non-income producing security.
(c) The rate quoted is the annualized seven-day yield as of June 30, 2010.
(d) A portion of this security is considered illiquid. The market value of these securities total $30,188,158, which represents 2.47% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e) All or a portion of the assets have been committed as collateral for open securities sold short.
(f) The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Asset Allocation Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.85%
Biotechnology - 0.06%
Onyx Pharmaceuticals, Inc.	6,764	$ 146,035
Vertex Pharmaceuticals, Inc.	16,499	542,817
		688,852
Capital Markets - 0.21%
Greenhill & Co., Inc.	5,703	348,624
MF Global Holdings, Ltd	54,410	310,681
optionsXpress Holdings, Inc.	32,085	505,018
Stifel Financial Corp.	10,986	476,683
TD Ameritrade Holding Corp.	31,156	476,687
The Charles Schwab Corp.	29,852	423,301
		2,540,994
Chemicals - 0.10%
Intrepid Potash, Inc.	18,347	359,051
Monsanto Co.	7,902	365,231
Sociedad Quimica y Minera de Chile SA - ADR	14,456	471,410
		1,195,692
Commercial Banks - 0.17%
Associated Banc-Corp.	22,571	276,720
First Horizon National Corp.	35,499	406,463
Old National Bancorp	45,579	472,199
Westamerica Bancorporation	10,544	553,771
Wilmington Trust Corp.	32,980	365,748
		2,074,901
Commercial Services & Supplies - 0.14%
Covanta Holding Corp.	36,362	603,246
Republic Services, Inc.	19,485	579,289
Waste Management, Inc.	16,070	502,830
		1,685,365
Construction & Engineering - 0.11%
Foster Wheeler AG (a)	24,038	506,240
Granite Construction, Inc.	16,821	396,639
URS Corp.	12,323	484,910
		1,387,789
Construction Materials - 0.12%
Eagle Materials, Inc.	18,557	481,183
Martin Marietta Materials, Inc.	6,598	559,576
Vulcan Materials Co.	10,953	480,070
		1,520,829
Diversified Financial Services - 0.09%
Bank of America Corp.	37,687	541,562
IntercontinentalExchange, Inc.	5,128	579,618
		1,121,180
Electric Utilities - 0.03%
Korea Electric Power Corp. - ADR	32,040	412,675
Energy Equipment & Services - 0.07%
Key Energy Services, Inc.	49,205	451,702
Weatherford International, Ltd. (a)	31,156	409,390
		861,092
Health Care Equipment & Supplies - 0.03%
Alere, Inc.	15,882	423,414
Health Care Technology - 0.04%
Quality Systems, Inc.	8,245	478,128
Hotels, Restaurants & Leisure - 0.04%
Marriott International Inc. - Class A	15,009	449,370
Household Durables - 0.12%
KB Home	27,653	304,183
MDC Holdings, Inc.	13,020	350,889
Ryland Group, Inc.	23,585	373,115
Toll Brothers, Inc.	26,901	440,100
		1,468,287
Independent Power Producers & Energy Traders - 0.04%
Calpine Corp.	39,025	496,398
Internet Software & Services - 0.19%
Equinix, Inc.	4,951	402,120
GSI Commerce, Inc.	16,910	487,008
IAC/InterActiveCorp	23,552	517,437
Monster Worldwide, Inc.	28,194	328,460
Rackspace Hosting, Inc.	28,946	530,870
		2,265,895
Leisure Equipment & Products - 0.05%
Pool Corp.	25,409	556,965
Media - 0.07%
Lamar Advertising Co. - Class A	15,683	384,547
Thomson Reuters Corp. (a)	13,484	483,132
		867,679
Metals & Mining - 0.14%
Harmony Gold Mining Co., Ltd. (a)	58,643	619,857
Royal Gold, Inc.	10,820	519,360
Silver Standard Resources, Inc. (a)	32,217	575,073
		1,714,290
Oil, Gas & Consumable Fuels - 0.28%
Bill Barrett Corp.	17,283	531,798
Consol Energy, Inc.	16,091	543,232
Holly Corp.	17,794	472,965
Petrohawk Energy Corp.	26,382	447,703
Range Resources Corp.	10,776	432,656
Tesoro Corp.	45,823	534,754
Valero Energy Corp.	28,028	503,943
		3,467,051
Professional Services - 0.08%
Robert Half International, Inc.	22,062	519,560
Towers Watson & Co. - Class A	11,903	462,432
		981,992
Real Estate Investment Trusts (REITs) - 0.13%
American Campus Communities, Inc.	17,208	469,606
Corporate Office Properties Trust SBI MD	15,915	600,951
EastGroup Properties, Inc.	13,992	497,835
		1,568,392
Road & Rail - 0.04%
Knight Transportation, Inc.	25,022	506,445
Semiconductors & Semiconductor Equipment - 0.05%
Formfactor, Inc.	24,779	267,613
MEMC Electronic Materials, Inc.	32,040	316,556
		584,169
Software - 0.20%
Adobe Systems, Inc.	18,214	481,396
Concur Technologies, Inc.	13,086	558,511
Electronic Arts, Inc.	30,018	432,259
Nuance Communications, Inc.	35,738	534,283
SolarWinds, Inc.	27,653	443,554
		2,450,003
Thrifts & Mortgage Finance - 0.08%
People's United Financial, Inc.	39,700	535,950
TFS Financial Corp.	38,683	480,056
		1,016,006
Wireless Telecommunication Services - 0.17%
American Tower Corp. - Class A	14,081	626,605
Crown Castle International Corp.	14,589	543,586
Leap Wireless International, Inc.	26,337	341,854
SBA Communications Corp. - Class A	16,821	572,082
		2,084,127
TOTAL COMMON STOCKS (Proceeds $35,682,856 )		34,867,980

INVESTMENT COMPANIES - 1.18%
Exchange Traded Funds - 1.18%
Powershares QQQ	15,595	666,062
SPDR Dow Jones Industrial Average ETF Trust	4,443	434,214
SPDR S&P 500 ETF Trust	129,162	13,332,102
		14,432,378
TOTAL INVESTMENT COMPANIES (Proceeds $14,695,730 )		14,432,378

UNITED STATES TREASURY OBLIGATIONS - 2.06%
United States Treasury Bond - 1.09%
3.375%, 11/15/2019	12,830,000	13,288,070
United States Treasury Strip Principal - 0.97%
4.250%, 05/15/2039	38,600,000	11,854,253
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $22,925,879)		25,142,323

Total Securities Sold Short (Proceeds $73,304,465) - 6.09%		$ 74,442,681

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$ 999,394,514
Gross unrealized appreciation	124,975,487
Gross unrealized depreciation	(57,894,554)
Net unrealized appreciation	$ 67,080,933

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 727,094,838	$ -	$ -	$ 727,094,838
Exchange Traded Funds	105,652,277	-	-	105,652,277
Mutual Funds	1,194,419	50,453,825	-	51,648,244
Exchange Traded Notes	6,427,136	-	-	6,427,136
Precious Metals	-	39,623,368	-	39,623,368
Foreign Government Bonds	-	38,841,927	-	38,841,927
Money Market Funds	97,187,657	-	-	97,187,657

Total Investments in Securities	$ 937,556,327	$ 128,919,120	$ -	$1,066,475,447

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,867,980	$ -	$ -	$ 34,867,980
Exchange Traded Funds	14,432,378	-	-	14,432,378
United States Treasury Obligations	-	25,142,323	-	25,142,323

Total Securities Sold Short	$ 49,300,358	$ 25,142,323	$ -	$ 74,442,681

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2010 (Unaudited)
		Shares	Fair Value
COMMON STOCKS - 70.80%
Aerospace & Defense - 4.49%
Aselsan Elektronik Sanayi Ve Ticaret AS (a)		396,696	$ 1,390,509
Bombardier Inc. Class - B (a)		309,602	1,407,612
General Dynamics Corp.		23,333	1,366,380
L-3 Communications Holdings, Inc.		18,905	1,339,230
Northrop Grumman Corp.		27,222	1,481,966
Raytheon Co.		15,463	748,255
Rolls-Royce Group PLC (a)(b)		194,477	1,634,444
Teledyne Technologies, Inc. (b)		21,174	816,893
			10,185,289
Auto Components - 2.74%
Cheng Shin Rubber Industry Co., Ltd. (a)(b)		757,000	1,543,143
Lear Corp. (b)		23,466	1,553,449
Minth Group, Ltd. (a)		1,326,000	1,583,660
TRW Automotive Holdings Corp. (b)		55,907	1,541,356
			6,221,608
Automobiles - 3.42%
Dongfeng Motor Group Co., Ltd. (a)		1,250,000	1,473,629
Ford Otomotiv Sanayi AS (a)(b)		122,380	796,106
Honda Motor Co., Ltd. (a)		53,500	1,571,447
Hyundai Motor Co. (a)		13,492	1,595,458
Kia Motors Corp. (a)(b)		58,750	1,572,160
Tofas Turk Otomobil Fabrikasi AS (a)(b)		222,906	760,221
			7,769,021
Chemicals - 3.87%
China Petroleum Development Corp. (a)(b)		3,375,000	1,712,105
Fuchs Petrolub AG (a)		18,626	1,655,649
Hanwha Chemical Corp. (a)(b)		127,370	1,850,149
Honam Petrochemical Corp. (a)		16,297	1,953,829
LCY Chemical Corp. (a)(b)		1,336,000	1,600,797
			8,772,529
Commercial Banks - 0.25%
RHB Capital BHD (a)		305,600	555,038
Commercial Services & Supplies - 0.02%
K-Green Trust (a)(b)		55,000	41,271
Consumer Finance - 5.05%
Banco Compartamos SA de CV (a)		333,900	1,735,457
Capital One Financial Corp.		46,283	1,865,205
Cash Amererica International, Inc.		47,249	1,619,223
Credit Accepetance Corp. (b)		34,002	1,658,278
Discover Financial Services		123,977	1,733,198
International Personal Finance PLC (a)		240,637	684,915
Provident Financial PLC (a)		54,991	690,161
Samsung Card Co. (a)		36,278	1,475,506
			11,461,943
Electronic Equipment, Instruments & Components - 3.94%
Asahi Kasei Corp. (a)		218,140	893,354
Canon Electronics, Inc. (a)		34,400	785,152
Coretronic Corp. (a)(b)		1,198,000	1,774,732
Ju Teng International Holdings, Ltd. (a)		1,858,000	1,150,080
Kingboard Chemical Holdings, Ltd. (a)		337,500	1,464,960
Kingboard Laminates Holdings, Ltd. (a)		1,673,000	1,417,997
LG Display Co., Ltd. - ADR		90,711	1,460,447
			8,946,722
Energy Equipment & Services - 0.72%
McDermott International, Inc. (a)(b)		75,733	1,640,377
Food & Staples Retailing - 3.43%
Alimentation Couche Tard, Inc. - Class B (a)(b)		86,257	1,450,378
Alliance Global Group Inc. (a)(b)		14,000,000	1,661,094
Axfood AB (a)		61,923	1,628,017
Delhaize Group SA (a)		9,864	720,476
Koninklijke Ahold NV (a)		61,629	766,067
Rallye SA (a)		51,445	1,566,450
			7,792,482
Health Care Equipment & Supplies - 0.17%
CareFusion Corp. (b)		17,301	392,733
Health Care Providers & Services - 8.10%
Aetna, Inc.		45,884	1,210,420
Amedisys, Inc. (b)		28,488	1,252,617
AMERIGROUP Corp. (b)		73,489	2,386,923
Cardinal Health, Inc.		34,602	1,162,973
Community Health Systems Inc. (b)		66,906	2,262,092
Humana, Inc. (b)		43,491	1,986,234
McKesson Corp.		33,965	2,281,089
Psychiatric Solutions, Inc. (b)		69,994	2,290,204
UnitedHealth Group, Inc.		63,267	1,796,783
Wellpoint, Inc. (b)		35,548	1,739,363
			18,368,698
Industrial Conglomerates - 5.23%
Carlisle Companies, Inc.		45,206	1,633,293
CJ Corp. (a)		30,646	1,504,757
Discount Investment Corp. (a)		27,000	430,600
General Electric Co.		93,680	1,350,865
Hutchison Whampoa Ltd. (a)		218,000	1,352,194
Jardine Strategic Holdings, Ltd. (b)		41,500	864,030
Keppel Corp. Ltd. (a)		275,000	1,672,443
MMC Corp. Bhd (a)		2,054,500	1,516,681
NWS Holdings Ltd. (a)		403,000	732,831
Reunert Ltd. (a)		106,257	794,539
			11,852,233
Insurance - 2.04%
Endurance Specialty Holdings, Ltd.		43,902	1,647,642
Hannover Rueckversicherung AG (a)		35,556	1,534,835
Transatlantic Holdings, Inc.		30,223	1,449,495
			4,631,972
Internet Software & Services - 1.51%
Akamai Technologies, Inc. (b)		84,668	3,434,981
IT Services - 0.99%
Wipro, Ltd. - ADR		186,240	2,234,880

Media - 8.15%
CBS Corp.		149,748	1,936,242
Comcast Corp. - Class A		109,859	1,908,251
Daiichikosho Co. Ltd. (a)		140,600	2,051,394
DISH Network Corp. - Class A		90,473	1,642,085
Metropole Television SA (a)		63,563	1,298,449
Naspers Ltd. (a)		42,603	1,442,673
News Corp. - Class A		114,677	1,371,537
ProSiebenSat.1 Media AG (a)		114,879	1,701,916
The Walt Disney Co.		55,896	1,760,724
TV Azteca, S.A. de CV (a)		3,056,100	1,616,303
Viacom Inc. - Class B (b)		55,743	1,748,658
			18,478,232
Paper & Forest Products - 5.21%
China Forestry Holdings Ltd. (a)		2,134,000	772,821
Domtar Corp. (b)		24,185	1,188,693
Holmen AB (a)		66,659	1,589,246
International Paper Co.		60,463	1,368,278
MeadWestvaco Corporation		58,087	1,289,531
Semapa-Sociedade de Investimento e Gestao (a)		152,774	1,373,315
Sino-Forest Corp. (a)(b)		92,100	1,308,978
Suzano Papel e Celulose SA (a)(b)		171,875	1,448,320
Svenska Cellulosa AB (a)		125,852	1,489,755
			11,828,937
Real Estate Investment Trusts (REITs) - 3.30%
American Capital Agency Corp.		96,667	2,553,942
Annaly Capital Management, Inc.		129,430	2,219,725
MFA Financial, Inc.		364,787	2,699,424
			7,473,091
Road & Rail - 3.78%
Canadian Pacific Railway Ltd. (a)		28,329	1,519,001
ComfortDelgro Corp. Ltd. (a)		1,498,000	1,562,988
CSX Corp.		30,660	1,521,656
Globaltrans Investment PLC - GDR (a)(b)		118,300	1,690,506
Nippon Konpo Unyu Soko Co. Ltd. (a)		62,000	726,485
Sankyu, Inc. (a)(b)		387,000	1,558,242
			8,578,878
Specialty Retail - 3.69%
AutoNation, Inc. (b)		52,398	1,021,761
CarMax, Inc. (b)		34,957	695,644
Collective Brands, Inc. (b)		31,173	492,534
Delek Automotive Systems Ltd. (a)		66,317	679,273
Dufry Group - BDR (b)		21,500	1,685,338
Jo-Ann Stores, Inc. (b)		21,770	816,593
K's Holdings Corp. (a)		69,120	1,423,599
WH Smith PLC (a)		255,699	1,563,688
			8,378,430
Wireless Telecommunication Services - 0.70%
America Movil SAB de CV - ADR		33,500	1,591,250
TOTAL COMMON STOCKS (Cost $162,132,317)
			160,630,595

INVESTMENT COMPANIES - 10.09%
Exchange Traded Funds - 7.71%
Advent Claymore Global Convertible Securities & Income Fund		226,478	1,895,621
iShares Barclays Intermediate Credit Bond Fund		32,133	3,383,605
iShares iBoxx High Yield Corporate Bond Fund		20,466	1,737,564
iShares iBoxx Investment Grade Corporate Bond Fund		44,281	4,802,717
iShares JPMorgan USD Emerging Markets Bond Fund		17,953	1,865,676
PowerShares Emerging Markets Sovereign Debt Portfolio		72,500	1,892,975
SPDR Barclays Capital High Yield Bond ETF		50,492	1,910,112
			17,488,270
Mutual Funds - 2.38%
ING Clarion Global Real Estate Income Fund		293,000	1,883,990
RidgeWorth Seix Floating Rate High Income Fund		241,293	2,067,877
T Rowe Price High Yield Fund		221	1,413
Vanguard High-Yield Corporate Fund		267,060	1,455,478
			5,408,758
TOTAL INVESTMENT COMPANIES
(Cost $21,395,345)			22,897,028

		Troy Ounces
PRECIOUS METALS - 3.21%
Gold Bullion (b)(d)		4,778	5,941,825
Silver (b)(d)		72,000	1,345,680
TOTAL PRECIOUS METALS (Cost $5,809,258)			7,287,505

		Principal Amount
UNITED STATES TREASURY OBLIGATIONS - 2.37%
United States Treasury Inflation Indexed Bonds
1.250%, 04/15/2014		5,150,650	5,377,196
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,365,107)			5,377,196

FOREIGN GOVERNMENT BONDS - 2.75%
Commonwealth of Australia
5.750%, 06/15/2011 (a)	AUD	2,951,000	2,513,592
Republic of Brazil
12.500%, 01/05/2022 (a)	BRL	5,951,000	3,733,799
TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,539,354)
			6,247,391

		Shares
SHORT-TERM INVESTMENTS - 6.46%
Money Market Funds - 6.46%
Dreyfus Government Cash Management Fund		3,618,858	3,618,858
0.03%, (c)
Fidelity Institutional Money Market Fund - Government Portfolio		11,041,518	11,041,518
0.04%, (c)
TOTAL SHORT-TERM INVESTMENTS (Cost $14,660,376 )			14,660,376
Total Investments (Cost $215,901,757) - 95.68%			217,100,091
Other Assets in Excess of Liabilities - 4.32% (e)			9,792,689
TOTAL NET ASSETS - 100.00%			$ 226,892,780

Percentages are stated as a percent of net assets.

AUD	Australian Dollar
BRL	Brazilian Real
ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2010.
(d)	The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global Fund, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Global Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.08%
Air Freight & Logistics - 0.22%
Deutsche Post AG (a)	6,776	$ 99,516
Expeditors International of Washington, Inc.	3,030	104,565
Kintetsu World Express, Inc.(a)	3,800	96,316
Panalpina Welttransport Holding AG (a)	1,124	89,265
United Parcel Service, Inc. Class - B	1,939	110,310
		499,972
Biotechnology - 0.17%
Abraxis BioScience, Inc.	979	72,642
Amylin Pharmaceuticals, Inc.	2,240	42,112
Basilea Pharmaceutica (a)	527	29,434
Celgene Corp.	1,186	60,273
Intercell AG (a)	1,506	28,195
United Therapeutics Corp.	922	45,003
Vertex Pharmaceuticals, Inc.	1,826	60,075
Zeltia SA (a)	10,578	41,393
		379,127
Capital Markets - 0.63%
Affiliated Managers Group	1,656	100,635
Bank Sarasin & Cie AG (a)	3,087	123,726
CI Financial Corp. (a)	6,418	107,313
Cohen & Steers, Inc.	5,007	103,845
GMP Capital Inc. (a)	9,693	84,770
Greenhill & Co., Inc.	1,525	93,223
Henderson Group PLC (a)	60,474	110,955
ICAP PLC (a)	18,214	110,269
Kabu.com Securities Co., Ltd. (a)	23,200	109,945
Lazard Ltd. Class - A (a)	3,181	84,965
Monex Group, Inc. (a)	245	101,974
Morgan Stanley	4,160	96,554
The Charles Schwab Corp.	6,079	86,200
UBS AG (a)	8,206	108,484
		1,422,858
Chemicals - 0.31%
Incitec Pivot Ltd. (a)	37,210	85,508
Intrepid Potash, Inc.	3,877	75,873
K+S AG (a)	1,920	88,938
Monsanto Co.	1,430	66,095
Mosaic Co.	1,976	77,024
Nufarm Ltd. (a)	11,557	52,435
Potash Corp. of Saskatchewan (a)	998	86,067
Sociedad Quimica y Minera de Chile SA - ADR	2,861	93,297
Yara International ASA (a)	2,800	79,597
		704,834
Communications Equipment - 0.19%
Blue Coat Systems, Inc.	4,649	94,979
Ciena Corp.	6,283	79,668
Juniper Networks, Inc.	4,592	104,789
Nokia OYJ - ADR	8,959	73,016
QUALCOMM, Inc.	2,616	85,910
		438,362
Construction & Engineering - 0.21%
ACS Actividades de Construccion y Servicios SA (a)	3,181	117,436
Granite Construction, Inc.	4,122	97,197
Koninklijke Bam Groep NV (a)	10,017	46,694
Obayashi Corp. (a)	28,000	112,424
Outotec OYJ (a)	3,243	102,038
		475,789
Diversified Telecommunication Services - 0.19%
Inmarsat PLC (a)	9,750	104,084
KT Corp. - ADR	5,759	110,400
Telekom Austria AG (a)	10,032	112,065
TW Telecom, Inc.	6,682	111,456
		438,005
Electrical Equipment - 0.25%
Belden, Inc.	3,350	73,700
GrafTech International, Ltd.	5,472	80,001
GS Yuasa Corp. (a)	10,000	66,391
II-VI, Inc.	2,748	81,423
Rockwell Automation, Inc.	1,619	79,477
SGLl Carbon SE (a)	3,313	95,813
Toyo Tanso Co., Ltd. (a)	1,900	85,099
		561,904
Independent Power Producers & Energy Traders - 0.28%
AES Corp.	8,826	81,552
Calpine Corp.	8,413	107,013
Drax Group (a)	20,844	117,191
Edison SpA (a)	97,402	107,436
EDP Renovaveis SA (a)	19,010	112,327
Electric Power Development Co., Ltd. (a)	3,800	120,943
		646,462
Metals & Mining - 0.25%
Carpenter Technology Corp.	2,560	84,045
Fortescue Metals Group, Ltd. (a)	22,605	78,394
Nippon Steel Corp. (a)	19,000	63,609
Nucor Corp.	2,240	85,747
Rautaruukki OYJ (a)	4,800	70,554
Schnitzer Steel Industries Inc.	2,654	104,037
Sumitomo Metal Industries, Ltd. (a)	38,000	87,248
		573,634
Oil, Gas & Consumable Fuels - 0.26%
Clean Energy Fuels Corp.	6,493	97,005
Frontier Oil Corp.	8,169	109,873
Hunting PLC (a)	14,060	94,175
Neste Oil OYJ (a)	6,908	100,947
Petroplus Holdings (a)	4,047	60,113
Saras SpA (a)	37,662	78,938
Showa Shell Sekiyu KK (a)	7,500	52,169
		593,220
Professional Services - 0.36%
Adecco SA (a)	1,825	87,622
Capita Group PLC (a)	9,712	107,524
Hays PLC (a)	79,183	108,488
IHS, Inc.	1,573	91,895
Randstad Holdings NV (a)	2,616	103,759
Robert Half International, Inc.	4,084	96,178
Seek, Ltd. (a)	17,222	101,622
Verisk Analytics Inc - Class A	3,708	110,869
		807,957
Real Estate Management & Development - 0.48%
Atrium European Real Estate, Ltd. (a)	22,530	97,888
Beni Stabili SpA (a)	153,811	117,555
C.B. Richard Ellis Group, Inc.	7,265	98,877
Deutsche Euroshop AG (a)	3,953	107,459
First Captial Realty, Inc. (a)	5,458	69,779
Goldcrest Co., Ltd. (a)	4,890	85,726
Hufvudstaden AB - Class A (a)	12,336	94,371
IVG Immobilien AG (a)	16,412	98,140
Keppel Land, Ltd. (a)	38,000	105,910
St Joe Co.	4,065	94,145
Sumitomo Real Estate Sales Co., Ltd. (a)	2,450	112,365
		1,082,215
Thrifts & Mortgage Finance - 0.28%
Capitol Federal Financial	3,219	106,742
First Niagara Financial Group, Inc.	7,773	97,396
Hudson City Bancorp, Inc.	8,470	103,673
Northwest Bancshares Inc.	9,430	108,162
People's United Financial, Inc.	7,943	107,230
TFS Financial Corp.	8,677	107,681
		630,884
TOTAL COMMON STOCKS (Proceeds $9,678,531)		9,255,223

PREFERRED STOCKS - 0.10%
Diversified Telecommunication Services - 0.10%
Brasil Telecom S.A. - ADR	5,759	115,641
Tele Norte Leste Participacoes SA - ADR	7,246	108,400
TOTAL PREFERRED STOCKS (Proceeds $221,144)		224,041

INVESTMENT COMPANIES - 4.05%
Exchange Traded Funds - 4.05%
iShares MSCI EAFE Index Fund	4,180	194,412
iShares MSCI Emerging Markets Index Fund	5,200	194,064
SPDR S&P 500 ETF Trust	85,404	8,815,401
TOTAL INVESTMENT COMPANIES (Proceeds $9,624,832)		9,203,877

UNITED STATES TREASURY OBLIGATIONS - 2.06%
United States Treasury Bond
4.250%, 05/15/2039	4,415,000	4,668,174
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $4,361,878 )		4,668,174

Total Securities Sold Short (Proceeds $23,886,385) - 10.29%		$ 23,351,315

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Leuthold Global Fund
Cost of investments	$ 215,926,299
Gross unrealized appreciation	14,325,831
Gross unrealized depreciation	(13,152,039)
Net unrealized appreciation	$ 1,173,792

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 160,630,595	$ -	$ -	$ 160,630,595
Exchange Traded Funds	17,488,270	-	-	17,488,270
Mutual Funds	1,883,990	3,524,768	-	5,408,758
Precious Metals	-	7,287,505	-	7,287,505
Foreign Government Bonds	-	6,247,391	-	6,247,391
United States Treasury Obligations	-	5,377,196	-	5,377,196
Money Market Funds	14,660,376	-	-	14,660,376

Total Investments in Securities	$ 194,663,231	$ 22,436,860	$ -	$ 217,100,091

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,255,223	$ -	$ -	$ 9,255,223
Preferred Stock	224,041	$ -	$ -	224,041
Exchange Traded Funds	9,203,877	-	-	9,203,877
United States Treasury Obligations	-	4,668,174	-	4,668,174

Total Securities Sold Short	$ 18,683,141	$ 4,668,174	$ -	$ 23,351,315

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.34%
Beverages - 1.36%
Coca-Cola Femsa SAB De CV - ADR	2,838	$ 177,631
Fomento Economico Mexicano SAB De CV - ADR	8,215	354,477
		532,108
Chemicals - 2.21%
Olin Corp.	16,432	297,255
Sherwin Williams Co.	8,221	568,811
		866,066
Commercial Banks - 3.20%
Canadian Imperial Bank of Commerce (b)	13,785	857,841
International Bancshares Corp.	8,081	134,872
Popular, Inc. (a)(b)	96,924	259,756
		1,252,469
Diversified Telecommunication Services - 0.41%
Telekomunikasi Indonesia Tbk PT - ADR	4,632	158,553
Electronic Equipment, Instruments & Components - 5.79%
Arrow Electronics, Inc. (a)	8,851	197,820
Avnet, Inc. (a)	8,984	216,604
Benchmark Electronics, Inc. (a)	6,880	109,048
Flextronics International Ltd. (a)(b)	64,805	362,908
Molex, Inc.	19,781	360,806
Plexus Corp. (a)	5,076	135,732
Sanmina-SCI Corp. (a)	23,818	324,163
Tyco Electronics, Ltd. (b)	22,074	560,238
		2,267,319
Energy Equipment & Services - 2.21%
McDermott International, Inc. (a)(b)	39,966	865,664
Health Care Providers & Services - 10.80%
Aetna, Inc.	23,906	630,640
CIGNA Corporation	44,794	1,391,302
Coventry Health Care, Inc. (a)	71,738	1,268,328
Humana, Inc. (a)	13,686	625,039
Magellan Health Services, Inc. (a)	6,007	218,174
Molina Healthcare, Inc. (a)	3,289	94,723
		4,228,206
Household Durables - 10.02%
Garmin, Ltd. (b)	6,925	202,072
Harman International Industries, Inc. (a)	12,101	361,699
Panasonic Corp. - ADR	60,325	755,872
Sharp Corp. (b)	65,000	695,470
Sony Corp. - ADR	49,069	1,309,161
Whirlpool Corp.	6,834	600,162
		3,924,436
Industrial Conglomerates - 11.72%
3M Co.	7,406	585,000
Carlisle Companies, Inc.	17,415	629,204
General Electric Co.	85,561	1,233,790
Koninklijke Philips Electronics N.V. - NYS	22,744	678,681
Siemens AG - ADR	6,090	545,237
Tyco International, Ltd. (b)	25,927	913,408
		4,585,320
IT Services - 4.56%
Fidelity National Information Services, Inc.	31,054	832,868
Genpact, Ltd. (a)(b)	7,887	122,485
International Business Machines Corporation	4,350	537,138
Sapient Corp.	28,738	291,403
		1,783,894
Leisure Equipment & Products - 0.58%
Polaris Industries Inc.	4,174	227,984
Machinery - 0.54%
Cummins, Inc.	3,254	211,933
Media - 8.83%
Comcast Corp. - Class A	37,132	644,983
DIRECTV - Class A (a)	17,470	592,582
DISH Network Corp. - Class A	31,121	564,846
Grupo Televisa SA - ADR	16,605	289,093
Scripps Networks Interactive Inc. - Class A	14,946	602,922
Time Warner Cable, Inc.	14,624	761,618
		3,456,044
Oil, Gas & Consumable Fuels - 1.08%
Occidental Petroleum Corp.	5,498	424,171
Paper & Forest Products - 6.71%
Domtar Corp. (a)	11,102	545,663
Fibria Celulose S.A. - ADR (a)	40,419	598,201
International Paper Co.	35,923	812,937
MeadWestvaco Corporation	19,112	424,287
Schweitzer-Mauduit International, Inc.	4,843	244,329
		2,625,417
Pharmaceuticals - 1.40%
Endo Pharmaceuticals Holdings Inc. (a)	9,461	206,439
Pfizer, Inc.	23,867	340,344
		546,783
Semiconductors & Semiconductor Equipment - 15.13%
Altera Corp.	30,068	745,987
Analog Devices, Inc.	26,596	740,965
Applied Micro Circuits Corp. (a)	26,726	280,088
Atheros Communications, Inc. (a)	16,620	457,715
Broadcom Corp. - Class A	15,387	507,309
Cirrus Logic, Inc. (a)	13,267	209,751
Intel Corp.	41,417	805,561
LSI Corp. (a)	62,407	287,072
Micrel, Inc.	19,338	196,861
ON Semiconductor Corp. (a)	56,985	363,564
RF Micro Devices, Inc. (a)	106,825	417,686
Samsung Electronics Co., Ltd. - GDR (Acquired 1/25/2010, Cost $895,624) (a)(d)	2,456	777,823
Volterra Semiconductor Corp. (a)	5,699	131,419
		5,921,801
Specialty Retail - 8.46%
Best Buy, Inc.	39,252	1,329,073
Hhgregg, Inc. (a)	7,787	181,593
Lowe's Cos, Inc.	34,324	700,896
RadioShack Corp.	9,857	192,310
The Home Depot, Inc.	32,417	909,945
		3,313,817
Textiles, Apparel & Luxury Goods - 0.31%
Fossil, Inc. (a)	3,501	121,484
Tobacco - 1.09%
Phillip Morris International Inc.	9,277	425,258
Transportation Infrastructure - 0.19%
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,668	75,961
Wireless Telecommunication Services - 1.74%
America Movil SAB de CV - ADR	14,332	680,770
TOTAL COMMON STOCKS (Cost $40,828,795)		38,495,458

SHORT-TERM INVESTMENTS - 0.70%
Money Market Funds - 0.70%
Fidelity Institutional Money Market Fund - Government Portfolio
0.04%, (c)	275,835	275,835
TOTAL SHORT-TERM INVESTMENTS (Cost $275,835 )		275,835
Total Investments (Cost $41,104,630) - 99.04%		38,771,293
Other Assets in Excess of Liabilities - 0.96%		376,691
TOTAL NET ASSETS - 100.00%		$ 39,147,984

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
NYS	New York Registered Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2010.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2010, the market value of these securities total $777,823 which represents 1.99% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010, was as follows:

Leuthold Select Industries Fund
Cost of investments	$41,414,361
Gross unrealized appreciation	1,201,604
Gross unrealized depreciation	(3,844,672)
Net unrealized depreciation	$ (2,643,068)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:*

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 37,717,635	$ 777,823	(1)	$ -	$ 38,495,458
Money Market Funds	275,835	-		-	275,835

Total Investments in Securities	$ 37,993,470	$ 777,823		$ -	$ 38,771,293

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Semiconductors &
Semiconductor Equipment Industry.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Undervalued & Unloved Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.67%
Aerospace & Defense - 1.95%
Lockheed Martin Corp.	1,047	$ 78,001
Northrop Grumman Corp.	667	36,311
Raytheon Co.	768	37,164
		151,476
Chemicals - 4.88%
Lubrizol Corp.	1,985	159,415
Olin Corp.	8,618	155,900
RPM International, Inc.	3,569	63,671
		378,986
Commercial Banks - 4.34%
Bank of Montreal (b)	3,587	194,702
Canadian Imperial Bank of Commerce (b)	2,292	142,631
		337,333
Commercial Services & Supplies - 0.40%
RR Donnelley & Sons Co.	1,895	31,021
Containers & Packaging - 0.58%
Packaging Corp. of America	2,042	44,965
Electric Utilities - 1.71%
American Electric Power Co., Inc.	2,629	84,917
Cleco Corp.	1,796	47,432
		132,349
Food & Staples Retailing - 2.35%
Safeway, Inc.	9,265	182,150
Food Products - 4.79%
Kraft Foods, Inc.	4,318	120,904
Sara Lee Corp.	17,830	251,403
		372,307
Health Care Providers & Services - 0.38%
Coventry Health Care, Inc. (a)	1,695	29,968
Hotels, Restaurants & Leisure - 2.22%
Cracker Barrel Old Country Store, Inc.	3,692	171,899
Household Durables - 2.19%
Whirlpool Corp.	1,934	169,844
Household Products - 2.54%
Energizer Holdings, Inc. (a)	1,449	72,856
Kimberly-Clark Corp.	2,050	124,291
		197,147
Industrial Conglomerates - 7.15%
3M Co.	624	49,290
General Electric Co.	11,346	163,609
Koninklijke Philips Electronics N.V. - NYS	5,445	162,479
Tyco International Ltd. (b)	5,119	180,342
		555,720
Insurance - 0.65%
Unitrin, Inc.	1,984	50,790
Machinery - 5.20%
Caterpillar, Inc.	3,110	186,818
Eaton Corp.	799	52,286
Joy Global, Inc.	1,676	83,951
Snap-On, Inc.	1,978	80,920
		403,975
Metals & Mining - 4.69%
Allegheny Technologies, Inc.	3,533	156,123
BHP Billiton Ltd. - ADR	666	41,285
Cia Siderugica Nacional S.A. - ADR	6,714	98,629
Teck Resources Ltd. (b)	2,313	68,419
		364,456
Multiline Retail - 3.91%
Macy's, Inc.	8,375	149,913
Nordstrom, Inc.	4,781	153,900
		303,813
Multi-Utilities - 4.19%
Alliant Energy Corp.	2,524	80,112
Dominion Resources, Inc.	3,614	140,006
DTE Energy Co.	889	40,547
TECO Energy, Inc.	4,314	65,012
		325,677
Oil, Gas & Consumable Fuels - 4.98%
Chevron Corp.	2,517	170,804
Occidental Petroleum Corp.	2,800	216,020
		386,824
Pharmaceuticals - 12.94%
Bristol-Myers Squibb Co.	10,901	271,871
Eli Lilly & Co.	4,977	166,729
Johnson & Johnson	2,116	124,971
Merck & Co., Inc.	7,481	261,611
Novartis AG - ADR	3,719	179,702
		1,004,884
Real Estate Investment Trusts (REITs) - 8.10%
HCP, Inc.	6,631	213,850
Health Care REIT, Inc.	971	40,899
National Retail Properties, Inc.	1,835	39,342
Nationwide Health Properties, Inc.	3,411	122,012
Ventas, Inc.	4,534	212,871
		628,974
Semiconductors & Semiconductor Equipment - 3.11%
Intel Corp.	8,057	156,709
Texas Instruments, Inc.	3,650	84,972
		241,681
Software - 0.92%
Microsoft Corp.	3,109	71,538
Specialty Retail - 6.32%
Foot Locker, Inc.	11,944	150,733
JOS A Bank Clothiers, Inc. (a)	2,732	147,501
Limited Brands, Inc.	8,727	192,605
		490,839
Tobacco - 8.18%
Altria Group, Inc.	9,163	183,627
British American Tobacco PLC - ADR	1,315	83,240
Lorillard, Inc.	3,493	251,426
Reynolds American, Inc.	2,244	116,957
		635,250
TOTAL COMMON STOCKS (Cost $7,135,404)		7,663,866

SHORT-TERM INVESTMENTS - 0.94%
Money Market Funds - 0.94%
Fidelity Institutional Money Market Fund - Government Portfolio 0.04% (c)	72,856	72,856
TOTAL SHORT-TERM INVESTMENTS (Cost $72,856 )		72,856

Total Investments (Cost $7,208,260) - 99.61%		7,736,722
Other Assets in Excess of Liabilities - 0.39%		30,632
TOTAL NET ASSETS - 100.00%		$ 7,767,354

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
NYS New York Registered Shares
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments	$ 7,512,753
Gross unrealized appreciation	530,407
Gross unrealized depreciation	(306,438)
Net unrealized appreciation	$ 223,969

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,663,866	$ -	$ -	$ 7,663,866
Money Market Funds	72,856	-	-	72,856

Total Investments in Securities	$ 7,736,722	$ -	$ -	$ 7,736,722

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Clean Technology Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.86%
Auto Components - 5.94%
Exide Technologies (a)	169,747	$ 882,684
Westport Innovations, Inc. (a)(c)	34,975	550,309
		1,432,993
Automobiles - 3.11%
BYD Co. (c)	63,000	471,677
Tesla Motors, Inc. (a)	11,665	277,977
		749,654
Building Products - 0.35%
Waterfurnace Renewable Energy, Inc. (a)(c)	3,385	84,804
Chemicals - 9.69%
ADA-ES, Inc. (a)	166,189	882,463
Cereplast, Inc. (a)	214,000	701,920
LSB Industries, Inc. (a)	56,564	752,867
		2,337,250
Commercial Services & Supplies - 4.65%
BWT AG (c)	12,413	281,120
Clean Harbors, Inc. (a)	1,961	130,230
Sinomem Technology Limited (c)	1,951,000	711,077
		1,122,427
Construction & Engineering - 10.70%
Abengoa SA (c)	29,892	586,136
Insituform Technologies, Inc. - Class A (a)	46,542	953,179
Layne Christensen Co. (a)	29,881	725,212
Quanta Services, Inc. (a)	15,290	315,739
		2,580,266
Construction Materials - 1.89%
Headwaters, Inc. (a)	160,209	454,994
Diversified Financial Services - 1.57%
Trading Emissions PLC (c)	239,050	377,701
Electric Utilities - 0.84%
Acciona SA (c)	2,633	202,169
Electrical Equipment - 11.17%
Areva (c)	703	294,006
China High Speed Transmission (c)	59,000	125,472
Gamesa Corporacion Tecnologica, S.A. (c)	20,053	174,056
Nordex SE (a) (c)	11,396	104,434
SMA Solar Technology AG (c)	8,517	880,695
Suzlon Energy Ltd. - GDR (a)(c)	76,489	390,094
Vestas Wind System A/S (a)(c)	17,290	724,633
		2,693,390
Electronic Equipment, Instruments & Components - 5.12%
5n Plus, Inc. (a)(c)	51,478	252,422
Echelon Corp. (a)	40,826	299,255
Maxwell Technologies, Inc. (a)	59,859	682,392
		1,234,069
Independent Power Producers & Energy Traders - 5.01%
Boralex, Inc. - Class A (a)(c)	39,095	291,592
Iberdrola Renovables (c)	180,825	568,726
Ormat Technologies, Inc.	3,719	105,211
Plutonic Power Corp. (a) (c)	104,858	241,325
		1,206,854
Machinery - 16.55%
China Valves Technology, Inc. (a)	115,008	1,073,024
China Wind Systems, Inc. (a)	100,821	453,695
Electrovaya Inc. (a)(c)	216,163	639,626
ESCO Technologies, Inc.	26,615	685,336
Hansen Transmission (a)(c)	66,268	73,268
Kurita Water Industries Ltd. (c)	4,300	118,959
Meyer Burger Technology (a)(c)	38,030	947,354
		3,991,262
Multi-Utilities - 0.74%
Suez Environnement Co. (c)	10,802	179,448
Oil, Gas & Consumable Fuels - 0.41%
Fersa Energias Renovables S.A. (c)	60,324	98,111

Semiconductors & Semiconductor Equipment - 22.12%
Aixtron (c)	28,677	691,887
Epistar Corp. (c)	129,000	337,239
First Solar, Inc. (a)	8,431	959,701
Manz Automation AG (a)(c)	3,349	186,501
Rubicon Technology, Inc. (a)	40,682	1,211,916
Trina Solar Limited - ADR (a)(c)	52,571	908,427
Veeco Instruments, Inc. (a)	24,359	835,027
Yingli Green Energy Holding Company Limited - ADR (a)(c)	20,087	204,486
		5,335,184
TOTAL COMMON STOCKS (Cost $28,107,483)
		24,080,576

WARRANTS - 0.00%	Number of Warrants
Cereplast, Inc.
Expiration: December 10, 2015, Exercise Price: $4.44 (a)	107,000	-
TOTAL WARRANTS (Cost $0)		-

	Shares
SHORT-TERM INVESTMENTS - 3.18%
Money Market Funds - 3.18%
Fidelity Institutional Money Market Fund - Government Portfolio
0.04%, (b)	766,012	766,012
TOTAL SHORT-TERM INVESTMENTS (Cost $766,012)		766,012

Total Investments (Cost $28,873,495) - 103.04%		24,846,588
Liabilities in Excess of Other Assets - (3.04)%		(732,580)
TOTAL NET ASSETS - 100.00%		$ 24,114,008

Percentages are stated as a percent of net assets.
GDR Global Depository Receipt
ADR American Depository Receipt
(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield as of June 30, 2010
(c) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010, was as follows:*

Leuthold Global Clean Technology Fund
Cost of investments	$ 28,874,619
Gross unrealized appreciation	1,631,775
Gross unrealized depreciation	(5,659,806)
Net unrealized depreciation	$ (4,028,031)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investment at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 24,080,576	$ -		$ -	$ 24,080,576
Warrants	-	-	(1)	-	-
Money Market Funds	766,012	-		-	766,012

Total Investments in Securities	$ 24,846,588	$ -		$ -	$ 24,846,588

(1) Warrants are valued at $0.
The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Hedged Equity Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 46.12%
Beverages - 0.63%
Coca Cola Femsa SAB De CV - ADR	183	$11,454
Fomento Economico Mexicano SAB De CV - ADR	549	23,689
		35,143
Chemicals - 1.03%
Olin Corp.	1,095	19,809
Sherwin Williams Co.	546	37,777
		57,586
Commercial Banks - 1.53%
Canadian Imperial Bank of Commerce (b)	951	59,181
International Bancshares Corp.	526	8,779
Popular, Inc. (a)(b)	6,466	17,329
		85,289
Diversified Telecommunication Services - 0.19%
Telekomunikasi Indonesia Tbk PT - ADR	307	10,509
Electronic Equipment, Instruments & Components - 2.70%
Arrow Electronics, Inc. (a)	592	13,231
Avnet, Inc. (a)	598	14,418
Benchmark Electronics, Inc. (a)	454	7,196
Flextronics International Ltd. (a)(b)	4,292	24,035
Molex, Inc.	1,311	23,913
Plexus Corp. (a)	337	9,011
Sanmina-SCI Corp. (a)	1,576	21,449
Tyco Electronics Ltd. (b)	1,461	37,081
		150,334
Energy Equipment & Services - 1.04%
McDermott International, Inc. (a)(b)	2,667	57,767
Health Care Providers & Services - 5.04%
Aetna, Inc.	1,585	41,812
CIGNA Corporation	2,965	92,093
Coventry Health Care, Inc. (a)	4,750	83,980
Humana, Inc. (a)	915	41,788
Magellan Health Services, Inc. (a)	405	14,710
Molina Healthcare, Inc. (a)	219	6,307
		280,690
Household Durables - 4.64%
Garmin Ltd. (b)	456	13,306
Harman International Industries, Inc. (a)	806	24,091
Panasonic Corp. - ADR	3,998	50,095
Sharp Corp. - ADR (a)	4,080	43,126
Sony Corp. - ADR	3,285	87,644
Whirlpool Corp.	458	40,222
		258,484
Industrial Conglomerates - 5.48%
3M Co.	494	39,021
Carlisle Companies, Inc.	1,160	41,911
General Electric Co.	5,707	82,294
Koninklijke Philips Electronics N.V. - NYS	1,517	45,267
Siemens AG - ADR	409	36,618
Tyco International Ltd. (b)	1,719	60,560
		305,671
IT Services - 2.13%
Fidelity National Information Services, Inc.	2,059	55,222
Genpact Limited (a)(b)	523	8,122
International Business Machines Corporation	291	35,933
Sapient Corp.	1,906	19,327
		118,604
Leisure Equipment & Products - 0.27%
Polaris Industries Inc.	275	15,021
Machinery - 0.25%
Cummins, Inc.	216	14,068
Media - 4.15%
Comcast Corp. - Class A	2,506	43,529
DIRECTV - Class A (a)	1,160	39,347
DISH Network Corp. - Class A	2,071	37,589
Grupo Televisa SA - ADR	1,108	19,290
Scripps Networks Interactive Inc. - Class A	991	39,977
Time Warner Cable, Inc.	987	51,403
		231,135
Oil, Gas & Consumable Fuels - 0.50%
Occidental Petroleum Corp.	363	28,005
Paper & Forest Products - 3.16%
Domtar Corp. (a)	745	36,617
Fibria Celulose S.A. - ADR (a)	2,680	39,664
International Paper Co.	2,406	54,448
MeadWestvaco Corporation	1,285	28,527
Schweitzer-Mauduit International, Inc.	324	16,346
		175,602
Pharmaceuticals - 0.65%
Endo Pharmaceuticals Holdings, Inc. (a)	634	13,834
Pfizer, Inc.	1,582	22,559
		36,393
Semiconductors & Semiconductor Equipment - 7.22%
Altera Corp.	1,992	49,422
Analog Devices, Inc.	1,766	49,201
Applied Micro Circuits Corp. (a)	1,779	18,644
Atheros Communications, Inc. (a)	1,122	30,900
Broadcom Corp. - Class A	1,020	33,629
Cirrus Logic, Inc. (a)	879	13,897
Intel Corp.	2,762	53,721
LSI Corp. (a)	4,132	19,007
Micrel, Inc.	1,281	13,041
ON Semiconductor Corp. (a)	3,772	24,065
RF Micro Devices, Inc. (a)	7,069	27,640
Samsung Electronics Co., Ltd. - GDR (Acquired 01/25/2010 through 6/11/2010, Cost $66,315) (a)(e)	191	60,489
Volterra Semiconductor Corp. (a)	376	8,671
		402,327
Specialty Retail - 3.96%
Best Buy, Inc.	2,631	89,086
Hhgregg, Inc. (a)	516	12,033
Lowe's Cos, Inc.	2,272	46,394
Radioshack Corp.	667	13,013
The Home Depot, Inc.	2,148	60,295
		220,821
Textiles, Apparel & Luxury Goods - 0.14%
Fossil, Inc. (a)	232	8,050
Tobacco - 0.51%
Phillip Morris International, Inc.	615	28,192
Transportation Infrastructure - 0.09%
Grupo Aeroportuario del Sureste SAB de CV - ADR	111	5,055
Wireless Telecommunication Services - 0.81%
America Movil SAB de CV - ADR	955	45,362

TOTAL COMMON STOCKS (Cost $2,723,734)		2,570,108

SHORT-TERM INVESTMENTS - 0.30%
Money Market Funds - 0.30%
Fidelity Institutional Money Market Fund - Government Portfolio	16,766	16,766
0.04%, (c)
TOTAL SHORT-TERM INVESTMENTS (Cost 16,766 )		16,766
Total Investments (Cost $2,740,500) - 46.42%		2,586,874
Other Assets in Excess of Liabilities - 53.58% (d)		2,986,250
TOTAL NET ASSETS - 100.00%		$5,573,124

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
NYS	New York Registered Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2010.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2010, the market value of these securities total $ 60,489 which represents 1.09% of total net assets.

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 47.10%
Biotechnology - 0.95%
Onyx Pharmaceuticals, Inc.	507	$ 10,946
Vertex Pharmaceuticals, Inc.	1277	42,013
		52,959
Capital Markets - 3.41%
Greenhill & Co., Inc.	428	26,164
MF Global Holdings Ltd.	4082	23,308
optionsXpress Holdings Inc.	2407	37,887
Stifel Financial Corp.	812	35,233
TD Ameritrade Holding Corp.	2338	35,771
The Charles Schwab Corp.	2239	31,749
		190,112
Chemicals - 1.61%
Intrepid Potash, Inc.	1377	26,948
Monsanto Company	593	27,408
Sociedad Quimica y Minera de Chile SA - ADR	1085	35,382
		89,738
Commercial Banks - 2.82%
Associated Banc-Corp.	1805	22,129
First Horizon National Corp.	2664	30,502
Old National Bancorp	3419	35,421
Westamerica Bancorporation	790	41,490
Wilmington Trust Corp.	2474	27,437
		156,979
Commercial Services & Supplies - 2.26%
Covanta Holding Corp.	2728	45,257
Republic Services, Inc.	1442	42,871
Waste Management Inc.	1205	37,704
		125,832
Construction & Engineering - 1.88%
Foster Wheeler AG (a)	1850	38,961
Granite Construction, Inc.	1262	29,758
URS Corp.	923	36,320
		105,039
Construction Materials - 2.05%
Eagle Materials, Inc.	1392	36,095
Martin Marietta Materials, Inc.	495	41,981
Vulcan Materials Co.	821	35,984
		114,060
Diversified Financial Services - 1.53%
Bank of America Corp.	2918	41,932
IntercontinentalExchange, Inc.	384	43,403
		85,335
Electric Utilities - 0.56%
Korea Electric Power Corporation - ADR	2404	30,964
Energy Equipment & Services - 1.16%
Key Energy Services, Inc.	3692	33,893
Weatherford International Ltd. (a)	2338	30,721
		64,614
Health Care Equipment & Supplies - 0.56%
Alere, Inc.	1174	31,299
Health Care Technology - 0.64%
Quality Systems, Inc.	618	35,838
Hotels, Restaurants & Leisure - 0.60%
Marriott International Inc. - Class A	1126	33,712
Household Durables - 1.98%
KB Home	2074	22,814
MDC Holdings, Inc.	977	26,330
The Ryland Group, Inc.	1770	28,001
Toll Brothers, Inc.	2018	33,015
		110,160
Independent Power Producers & Energy Traders - 0.67%
Calpine Corp.	2928	37,244
Internet Software & Services - 3.06%
Equinix, Inc.	371	30,133
GSI Commerce, Inc.	1269	36,547
IAC Inter/ActiveCorp	1742	38,272
Monster Worldwide, Inc.	2116	24,651
Rackspace Hosting, Inc.	2228	40,861
		170,464
Leisure Equipment & Products - 0.75%
Pool Corp.	1906	41,780
Media - 1.17%
Lamar Advertising Company - Class A	1177	28,860
Thomson Reuters Corp. (a)	1012	36,260
		65,120
Metals & Mining - 2.29%
Harmony Gold Mining Ltd. - ADR	4393	46,435
Royal Gold, Inc.	800	38,400
Silver Standard Resources, Inc. (a)	2417	43,143
		127,978
Oil, Gas & Consumable Fuels - 4.74%
Barrett Bill Corp.	1338	41,170
Consol Energy, Inc.	1286	43,415
Holly Corporation	1335	35,484
Petrohawk Energy Corporation	1979	33,584
Range Resources Corporation	809	32,481
Tesoro Corp.	3433	40,063
Valero Energy Corp.	2103	37,812
		264,009
Professional Services - 1.34%
Robert Half International, Inc.	1698	39,988
Towers Watson & Co. - Class A	893	34,693
		74,681
Real Estate Investment Trusts (REITs) - 2.11%
American Campus Communities, Inc.	1291	35,231
Corporate Office Properties Trust SBI MD	1192	45,010
Eastgroup Properties, Inc.	1050	37,359
		117,600
Road & Rail - 0.68%
Knight Transportation, Inc.	1878	38,011
Semiconductors & Semiconductor Equipment - 0.79%
Formfactor, Inc.	1859	20,077
MEMC Electronic Materials, Inc.	2404	23,752
		43,829
Software - 3.33%
Adobe Systems, Inc.	1365	36,077
Concur Technologies, Inc.	968	41,314
Electronic Arts, Inc.	2252	32,429
Nuance Communications, Inc.	2856	42,697
SolarWinds, Inc.	2074	33,267
		185,784
Thrifts & Mortgage Finance - 1.37%
People's United Financial Inc.	2978	40,203
TFS Financial Corp.	2902	36,014
		76,217
Wireless Telecommunication Services - 2.79%
American Tower Corp. - Class A	1042	46,370
Crown Castle International Corp.	1094	40,762
Leap Wireless International, Inc.	1976	25,648
SBA Communications Corporation - Class A	1262	42,921
		155,701
TOTAL COMMON STOCKS
(Proceeds $2,984,066)		2,625,059

INVESTMENT COMPANIES - 2.95%
Exchange Traded Funds - 2.95%
Powershares QQQ Trust	1170	49,971
SPDR Dow Jones Industrial Average ETF Trust	333	32,544
SPDR S&P 500 ETF Trust	792	81,750
TOTAL INVESTMENT COMPANIES (Proceeds $181,694)		164,265

Total Securities Sold Short (Proceeds $3,165,760) - 50.05%	$ 2,789,324

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Leuthold Hedged Equity Fund
Cost of investments	$ 2,764,915
Gross unrealized appreciation	19,924
Gross unrealized depreciation	(197,965)
Net unrealized appreciation	$ (178,041)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 2,509,619	$ 60,489	(1)	$ -	$ 2,570,108
Money Market Funds	16,766	-		-	16,766

Total Investments in Securities	$ 2,526,385	$ 60,489		$ -	$ 2,586,874

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 2,625,059	$ -		$ -	$ 2,625,059
Exchange Traded Funds	164,265	-		-	164,265

Total Securities Sold Short	$ 2,789,324	$ -		$ -	$ 2,789,324

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Semiconductors &
Semiconductor Equipment Industry.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Grizzly Short Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.72%
Money Market Funds - 5.72%
Fidelity Institutional Money Market Fund -
Government Portfolio 0.040% (b)	10,932,794	$ 10,932,794
TOTAL SHORT-TERM INVESTMENTS (Cost $10,932,794 )		10,932,794

Total Investments (Cost $10,932,794) - 5.72%		10,932,794
Other Assets in Excess of Liabilities - 94.28% (a)		180,051,087
TOTAL NET ASSETS - 100.00%		$ 190,983,881

Percentages are stated as a percent of net assets.
(a) All or a portion of the assets have been committed as collateral for open securities sold short.
(b) The rate quoted is the annualized seven-day yield as of June 30, 2010.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 85.64%
Biotechnology - 1.74%
Onyx Pharmaceuticals, Inc.	31,527	$ 680,668
Vertex Pharmaceuticals, Inc.	80,389	2,644,798
		3,325,466
Capital Markets - 6.20%
Greenhill & Co., Inc.	26,537	1,622,207
MF Global Holdings Ltd	253,353	1,446,646
optionsXpress Holdings, Inc.	149,472	2,352,689
Stifel Financial Corp.	51,260	2,224,171
TD Ameritrade Holding Corp.	145,162	2,220,979
The Charles Schwab Corp.	139,038	1,971,559
		11,838,251
Chemicals - 2.92%
Intrepid Potash, Inc.	85,510	1,673,431
Monsanto Co.	36,744	1,698,307
Sociedad Quimica y Minera de Chile SA - ADR	67,364	2,196,740
		5,568,478
Commercial Banks - 5.13%
Associated Banc-Corp.	115,274	1,413,259
First Horizon National Corp.	165,155	1,891,027
Old National Bancorp	212,300	2,199,428
Westamerica Bancorporation	49,219	2,584,982
Wilmington Trust Corp.	153,554	1,702,914
		9,791,610
Commercial Services & Supplies - 4.11%
Covanta Holding Corp.	169,431	2,810,861
Republic Services, Inc.	90,726	2,697,284
Waste Management, Inc.	74,849	2,342,025
		7,850,170
Construction & Engineering - 3.42%
Foster Wheeler AG (a)	114,996	2,421,816
Granite Construction, Inc.	78,251	1,845,159
URS Corp.	57,384	2,258,060
		6,525,035
Construction Materials - 3.71%
Eagle Materials, Inc.	86,417	2,240,793
Martin Marietta Materials, Inc.	30,847	2,616,134
Vulcan Materials Co.	51,034	2,236,820
		7,093,747
Diversified Financial Services - 2.79%
Bank of America Corp.	183,655	2,639,122
IntercontinentalExchange, Inc.	23,816	2,691,923
		5,331,045
Electric Utilities - 1.01%
Korea Electric Power Corp. - ADR	149,245	1,922,276
Energy Equipment & Services - 2.10%
Key Energy Services, Inc.	229,311	2,105,075
Weatherford International Ltd. (a)	145,162	1,907,429
		4,012,504
Health Care Equipment & Supplies - 1.03%
Alere, Inc.	73,942	1,971,294
Health Care Technology - 1.17%
Quality Systems, Inc.	38,332	2,222,872
Hotels, Restaurants & Leisure - 1.09%
Marriott International Inc. - Class A	69,859	2,091,579
Household Durables - 3.58%
KB Home	128,831	1,417,141
MDC Holdings, Inc.	60,560	1,632,092
The Ryland Group, Inc.	109,779	1,736,704
Toll Brothers, Inc.	125,202	2,048,305
		6,834,242
Independent Power Producers & Energy Traders - 1.21%
Calpine Corp.	181,679	2,310,957
Internet Software & Services - 5.57%
Equinix, Inc.	23,135	1,879,025
GSI Commerce, Inc.	78,705	2,266,704
IAC/InterActiveCorp	109,779	2,411,845
Monster Worldwide, Inc.	131,326	1,529,948
Rackspace Hosting, Inc.	138,584	2,541,630
		10,629,152
Leisure Equipment & Products - 1.36%
Pool Corp.	118,398	2,595,284
Media - 2.12%
Lamar Advertising Co. - Class A	73,035	1,790,818
Thomson Reuters Corp. (a)	62,828	2,251,127
		4,041,945
Metals & Mining - 4.18%
Harmony Gold Mining Co., Ltd. - ADR	273,313	2,888,919
Royal Gold, Inc.	50,353	2,416,944
Silver Standard Resources, Inc. (a)	150,152	2,680,213
		7,986,076
Oil, Gas & Consumable Fuels - 8.64%
Barrett Bill Corp.	84,208	2,591,080
Consol Energy, Inc.	82,153	2,773,485
Holly Corp.	82,788	2,200,505
Petrohawk Energy Corp.	122,934	2,086,190
Range Resources Corp.	50,126	2,012,559
Tesoro Corp.	213,660	2,493,412
Valero Energy Corp.	130,646	2,349,015
		16,506,246
Professional Services - 2.43%
Robert Half International, Inc.	105,696	2,489,141
Towers Watson & Co. - Class A	55,343	2,150,075
		4,639,216
Real Estate Investment Trusts (REITs) - 3.82%
American Campus Communities, Inc.	80,066	2,185,001
Corporate Office Properties Trust SBI MD	74,169	2,800,621
EastGroup Properties, Inc.	65,096	2,316,116
		7,301,738
Road & Rail - 1.23%
Knight Transportation, Inc.	116,583	2,359,640
Semiconductors & Semiconductor Equipment - 1.42%
Formfactor, Inc.	115,449	1,246,849
MEMC Electronic Materials, Inc.	149,245	1,474,541
		2,721,390
Software - 6.10%
Adobe Systems, Inc.	84,829	2,242,030
Concur Technologies, Inc.	61,013	2,604,035
Electronic Arts, Inc.	139,718	2,011,939
Nuance Communications, Inc.	182,441	2,727,493
SolarWinds, Inc.	128,831	2,066,449
		11,651,946
Thrifts & Mortgage Finance - 2.48%
People's United Financial, Inc.	184,855	2,495,542
TFS Financial Corp.	180,092	2,234,942
		4,730,484
Wireless Telecommunication Services - 5.08%
American Tower Corp. - Class A	65,550	2,916,975
Crown Castle International Corp.	68,045	2,535,357
Leap Wireless International, Inc.	122,707	1,592,737
SBA Communications Corp. - Class A	78,251	2,661,316
		9,706,385
TOTAL COMMON STOCKS (Proceeds $181,019,250)		163,559,028

INVESTMENT COMPANIES - 6.22%
Exchange Traded Funds - 6.22%
Powershares QQQ	95,429	4,075,773
SPDR Dow Jones Industrial Average ETF Trust	20,640	2,017,147
SPDR S&P 500 ETF Trust	56,106	5,791,261
		11,884,181
TOTAL INVESTMENT COMPANIES (Proceeds $13,074,957)		11,884,181

Total Securities Sold Short (Proceeds $194,094,207) - 91.86%		$ 175,443,209

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Grizzly Short Fund
Cost of investments	$ 10,932,794
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 10,932,794	$ -	$ -	$ 10,932,794

Total Investments in Securities	$ 10,932,794	$ -	$ -	$ 10,932,794

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 163,559,028	$ -	$ -	$163,559,028
Exchange Traded Funds	11,884,181	-	-	11,884,181

Total Securities Sold Short	$ 175,443,209	$ -	$ -	$175,443,209

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.85%
Aerospace & Defense - 6.12%
Aselsan Elektronik Sanayi Ve Ticaret AS (a)	2,486	$8,714
Bombardier Inc. Class - B (a)(b)	3,013	13,699
General Dynamics Corp.	228	13,352
L-3 Communications Holdings, Inc.	184	13,035
Northrop Grumman Corp.	265	14,427
Raytheon Co.	151	7,307
Rolls Royce Group (a)(b)	1,892	15,900
Teledyne Technologies, Inc.(b)	206	7,947
		94,381
Auto Components - 4.34%
Cheng Shin Rubber Industry Co., Ltd. (a)(b)	9,000	18,346
Lear Corp. (b)	241	15,954
Minth Group Ltd. (a)	14,000	16,721
TRW Automotive Holdings Corp. (b)	576	15,880
		66,901
Automobiles - 4.96%
Dongfeng Motor Group Co. Ltd. (a)	12,000	14,147
Ford Otomotiv Sanayi AS (a)(b)	1,244	8,092
Honda Motor Co. (a)	500	14,686
Hyundai Motor Co. (a)	135	15,964
Kia Motors Corp. (a)(b)	590	15,789
Tofas Turk Otomobil Fabrikasi AS (a)(b)	2,266	7,728
		76,406
Chemicals - 5.86%
China Petroleum Development Co. (a)(b)	34,000	17,249
Fuchs Petrolub AG (a)	192	17,067
Hanwha Chemical Corp. (a)(b)	1,310	19,029
Honam Petrochemical Corp. (a)	168	20,141
LCY Chemical Corp. (a)(b)	14,000	16,775
		90,261
Commercial Services & Supplies - 0.03%
K-Green Trust (a)(b)	600	450
Consumer Finance - 7.23%
Banco Compartamos SA de CV (a)	3,200	16,632
Capital One Financial Corp.	451	18,175
Cash America International, Inc.	459	15,730
Credit Acceptance Corp. (b)	332	16,192
Discover Financial Services	1,207	16,874
International Personal Finance Plc (a)	2,343	6,669
Provident Financial (a)	536	6,727
Samsung Card Co. (a)	357	14,520
		111,519
Electronic Equipment, Instruments & Components - 5.70%
Canon Electronics Inc. (a)	300	6,847
Coretronic Corp. (a)(b)	12,000	17,777
Halma PLC (a)	2,183	8,940
Ju Teng International Holdings Ltd. (a)	18,000	11,142
Kingboard Chemical Holdings Ltd. (a)	3,500	15,193
Kingboard Laminates Holdings Ltd. (a)	16,000	13,561
LG Display Co. Ltd. - ADR	894	14,393
		87,853
Energy Equipment & Services - 1.04%
McDermott International, Inc.(b)	738	15,985
Food & Staples Retailing - 5.20%
Alimentation Couche Tard, Inc. (a)(b)	889	14,948
Alliance Global Group Inc. (a)(b)	145,000	17,204
Axfood AB (a)	638	16,774
Delhaize Group SA (a)	100	7,304
Koninklijke Ahold NV (a)	626	7,781
Rallye SA (a)	530	16,138
		80,149
Health Care Equipment & Supplies - 0.25%
CareFusion Corp. (b)	168	3,814
Health Care Providers & Services - 11.59%
Aetna, Inc.	447	11,792
Amedisys, Inc. (b)	277	12,180
AMERIGROUP Corp. (b)	716	23,255
Cardinal Health, Inc.	337	11,327
Community Health Systems Inc. (b)	651	22,010
Humana, Inc. (b)	423	19,318
McKesson Corporation	330	22,163
Psychiatric Solutions, Inc. (b)	682	22,315
UnitedHealth Group, Inc.	616	17,494
Wellpoint, Inc. (b)	345	16,881
		178,735
Industrial Conglomerates - 7.81%
Carlisle Companies, Inc.	440	15,897
CJ Corp. (a)	325	15,958
Discount Investment Corp. (a)	320	5,103
General Electric Co.	911	13,137
Hutchison Whampoa Ltd. (a)	2,000	12,405
Jardine Strategic Holdings Ltd. (b)	500	10,410
Keppel Corp. Ltd. (a)	3,000	18,246
MMC Corporation Berhad (a)	21,800	16,093
NWS Holdings Ltd. (a)	3,000	5,455
Reunert Ltd. (a)	1,034	7,732
		120,436
Insurance - 2.93%
Endurance Specialty Holdings Ltd. (a)	427	16,025
Hannover Rueckversicherung AG (a)	347	14,979
Transatlantic Holdings, Inc.	294	14,100
		45,104
Internet Software & Services - 2.17%
Akamai Technologies, Inc. (b)	825	33,470
IT Services - 1.43%
Wipro, Ltd. - ADR	1,838	22,056
Media - 11.71%
CBS Corp.	1,457	18,839
Comcast Corp. - Class A	1,069	18,569
Daiichikosho Co. Ltd. (a)	1,400	20,425
DISH Network Corp. - Class A	881	15,990
Metropole Television SA (a)	619	12,645
Naspers Ltd. (a)	415	14,053
News Corp.	1,131	13,527
ProSiebenSat.1 Media AG (a)	1,119	16,578
The Walt Disney Co.	544	17,136
TV Azteca, S.A. de CV (a)	29,800	15,761
Viacom, Inc. - Class B (b)	542	17,003
		180,526
Paper & Forest Products - 7.47%
China Forestry Holdings Ltd. (a)	20,000	7,243
Domtar Corp. (b)	238	11,698
Holmen AB (a)	650	15,497
International Paper Co.	588	13,306
MeadWestvaco Corporation	566	12,565
Semapa-Sociedade de Investimento e Gestao (a)	1,488	13,376
Sino-Forest Corp. (a)(b)	900	12,791
Suzano Papel e Celulose SA (a)(b)	1,700	14,325
Svenska Cellulosa AB (a)	1,224	14,489
		115,290
Road & Rail - 5.91%
Canadian Pacific Railway Ltd. (a)	284	15,228
ComfortDelgro Corp. Ltd. (a)	15,000	15,651
CSX Corp.	307	15,236
Globaltrans Investment PLC - GDR (b)	1,200	17,148
Nippon Konpo Unyu Soko Co. Ltd. (a)	1,000	11,717
Sankyu, Inc. (a)(b)	4,000	16,107
		91,087
Specialty Retail - 7.10%
AutoNation, Inc. (b)	898	17,511
CarMax, Inc. (b)	701	13,950
Collective Brands, Inc. (b)	586	9,259
Delek Automotive Systems Ltd. (a)	707	7,242
Dufry Group - BDR (b)	230	18,029
Jo-Ann Stores, Inc. (b)	406	15,229
K's Holdings Corp. (a)	700	14,417
WH Smith PLC (a)	2,255	13,790
		109,427
Wireless Telecommunication Services - 1.00%
America Movil SAB de CV - ADR	326	15,485

TOTAL COMMON STOCKS (Cost $1,605,868)		1,539,335

SHORT-TERM INVESTMENTS - 1.89%
Money Market Funds - 1.89%
Fidelity Institutional Money Market Fund - Government Portfolio
0.04%, (c)	29,154	29,154
TOTAL SHORT-TERM INVESTMENTS (Cost $29,154 )		29,154

Total Investments (Cost $1,635,022) - 101.74%		1,568,489
Liabilities in Excess of Other Assets - (1.74)%		(26,893)
TOTAL NET ASSETS - 100.00%		$ 1,541,596

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010, was as follows*:

	Leuthold Global Industries Fund
	Cost of investments	$ 1,635,022
	Gross unrealized appreciation	23,706
	Gross unrealized depreciation	(90,239)
	Net unrealized depreciation	$ (66,533)
*	Because tax adjustments are calculated annually and the Fund commenced operations on May 17, 2010, the above table does not include
	any tax adjustments.

Summary of Fair Value Exposure at June 30, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

Investment at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,539,335	$ -	$ -	$ 1,539,335
Money Market Funds	29,154	-	-	29,154

Total Investments in Securities	$ 1,568,489	$ -	$ -	$ 1,568,489

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date  8/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                   Steven C. Leuthold, President

Date  8/23/2010

By (Signature and Title)* /s/ Holly J. Weiss
                                                   Holly J. Weiss, Treasurer

Date  8/23/2010

* Print the name and title of each signing officer under his or her signature.